As filed with the Securities and Exchange Commission on September 30, 2013
Registration No. 333-________

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	Post-Effective Amendment No. __
(Check appropriate box or boxes)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

Angela L. Pingel, Esq.
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Scot E. Draeger, Esq.
Bernstein, Shur, Sawyer & Nelson P.A.
100 Middle Street
P.O. Box 9729
Portland, ME 04104-5029

Approximate Date of Proposed Public Offering:	As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:	Shares of beneficial interest, no par value per share, of the Smith Group Large Cap Core Growth Fund

It is proposed that this filing will become effective on November 19, 2013 pursuant to Rule 488 under the Securities Act of 1933, as amended.

SMITH GROUP LARGE CAP CORE GROWTH FUND,
A series of DundeeWealth Funds

1055 Westlakes Drive, Suite 301
Berwyn, PA 19312
(888) 572-0968

[    ], 2013

Dear Valued Shareholder:

A Special Meeting of Shareholders of the Smith Group Large Cap Core Growth Fund (the “Fund”), a series of DundeeWealth Funds (the “Trust”), has been scheduled for [    ], 2014 (the “Special Meeting”) to vote on a proposal (the “Reorganization”) to reorganize the Fund into the Smith Group Large Cap Core Growth Fund (the “Acquiring Fund”), a newly-created series of Managed Portfolio Series (“MPS”) that is designed to be substantially identical to the Fund from an investment perspective. Smith Asset Management Group, L.P. (“Smith Group”) serves as the sub-adviser of the Fund and will serve as the adviser of the Acquiring Fund.

The investment objectives, policies and strategies of the Fund and the Acquiring Fund are substantially identical.  For the reasons discussed below and in the attached Proxy Statement/Prospectus, based on its own evaluation of the information received from a variety of sources, including DundeeWealth US, LP, the investment adviser to the Fund, and Smith Group, the Board of Trustees of the Trust (the “Board”) has determined that it is in the best interests of the Fund and its shareholders that the Fund reorganize into a new series of MPS and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.  As a result, the Board has approved the Reorganization and has recommended the Reorganization to shareholders.  The Board recommends that shareholders vote “FOR” the Reorganization.

If the Reorganization is approved by shareholders, shareholders of the Fund will receive the same number of full and fractional shares of the Acquiring Fund as the shareholder owned at the time of the Reorganization with the same net asset value.  In other words, each shareholder’s shares of the Fund will in effect be converted into an equivalent interest in the Acquiring Fund.  The table below summarizes the share class of the Acquiring Fund you would receive in the Reorganization (although the designation of the Acquiring Fund’s shares as “Institutional Class” is different from the designation of the Fund’s Class I shares, the terms of those classes are substantially the same):

Fund	Acquiring Fund
Smith Group Large Cap Core Growth Fund – Class I, a series of DundeeWealth Funds	Smith Group Large Cap Core Growth Fund – Institutional Class, a series of Managed Portfolio Series

The Acquiring Fund is a newly-organized fund that will commence operations upon consummation of the Reorganization.  The Fund will then be dissolved.  It is expected that neither the Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  See “Federal Income Tax Consequences” in the attached Proxy Statement/Prospectus for a discussion of the tax considerations.  The attached Proxy Statement/Prospectus is designed to give you more information about the proposal.  If shareholders of the Fund do not approve the Reorganization, then the Reorganization will not be implemented and the Board of Trustees of the Trust will consider other alternatives for the Fund.

If you have any questions regarding the proposal to be voted on, please do not hesitate to call (888) 572-0968.  If you are a shareholder of record of the Fund as of the close of business on [   ], 2013 the record date for the Special Meeting, you are entitled to vote at the Special Meeting and at any adjournment thereof.  While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by filling out and signing the enclosed Proxy Card.

Whether or not you are planning to attend the Special Meeting, we need your vote.  Please mark, sign and date the enclosed Proxy Card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted.  In the alternative, please call the toll-free number on your proxy card to vote by telephone.  You should use the enclosed instructions to vote by telephone.  You can also vote on the Internet at the website address listed on your proxy ballot.  You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting.  A prior proxy vote can also be revoked by voting the proxy again through the toll-free number or the Internet address listed in the enclosed voting instructions.

Thank you for taking the time to consider this important proposal and for your continuing investment in the Fund.

Sincerely,

By:	___________________________
Amy Duling
President

SMITH GROUP LARGE CAP CORE GROWTH FUND,
A series of DundeeWealth Funds

1055 Westlakes Drive, Suite 301
Berwyn, PA 19312
(888) 572-0968

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD [     ], 2014

DundeeWealth Funds, a Delaware statutory trust (the “Trust”), will hold a Special Meeting of Shareholders (the “Special Meeting”) of the Smith Group Large Cap Core Growth Fund, a series of the Trust (the “Fund”) on [    ], 2014 at [   ] a.m. [add time zone] time at the offices of [add address].  At the Special Meeting, you and the other shareholders of the Fund will be asked to consider and vote upon:

1.
An Agreement and Plan of Reorganization providing for the sale of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, the Smith Group Large Cap Core Growth Fund (the “Acquiring Fund”), a newly-created series of Managed Portfolio Series, in exchange for the Acquiring Fund’s shares, which would be distributed pro rata by the Fund to the holders of its shares in complete liquidation of the Fund; and

2.	The transaction of such other business as may properly come before the Special Meeting or any postponements or adjournments thereof.

Only shareholders of record at the close of business on [   ], 2013, the record date for this Special Meeting, will be entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof.

YOUR VOTE IS IMPORTANT.
Please return your Proxy Card promptly or vote your proxy on the Internet or by telephone using the website address and toll-free telephone number found on your Proxy Card.

Based on information provided by DundeeWealth US, LP, the Fund’s investment adviser, and
Smith Asset Management Group, L.P., the Fund’s sub-adviser,
the Board of Trustees of the Trust recommends that you vote in favor of the Proposal.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy.  If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your votes, commonly referred to as “proxy voting.”  Whether or not you expect to attend the Special Meeting, please submit your vote by toll-free telephone or through the Internet according to the enclosed voting instructions.  You may also vote by completing, dating and signing your proxy card and mailing it in the enclosed postage prepaid envelope.  Your prompt voting by proxy will help assure a quorum at the Special Meeting.  Voting by proxy will not prevent you from voting your shares in person at the Special Meeting.  You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus, or in person at the time of the Special Meeting.  A prior proxy can also be revoked by voting your proxy again through the toll-free number or Internet website address listed in the enclosed voting instructions.

By Order of the Board of Trustees of DundeeWealth Funds

        _________________________
David Lebisky
Secretary

SMITH GROUP LARGE CAP CORE GROWTH FUND,
A series of DundeeWealth Funds

1055 Westlakes Drive, Suite 301
Berwyn, PA 19312
(888) 572-0968

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: [    ], 2013

Question:  What is this document and why did you send it to me?

Answer:  At a meeting of the Board of Trustees (the “Board”) of DundeeWealth Funds (the “Trust”) held on September 12, 2013, the Board approved, based on recommendations by DundeeWealth US, LP (“DundeeWealth”) and Smith Asset Management Group, L.P., (“Smith Group”), a plan to reorganize (the “Reorganization”) the Smith Group Large Cap Core Growth Fund (the “Fund”), a series of the Trust, into the Smith Group Large Cap Core Growth Fund (the “Acquiring Fund”), a newly-created series of Managed Portfolio Series (“MPS”).  In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of the shareholders of the Fund, and concluded that the interests of the shareholders of the Fund will not be diluted as a result of the Reorganization.  For more information regarding the factors considered by the Board in coming to these conclusions, please review “Reasons for the Reorganization” in Section I.E.3 of this Proxy Statement/Prospectus.

Shareholder approval is needed to proceed with the Reorganization and a special shareholder meeting will be held on [   ], 2014 (the “Special Meeting”) to consider the proposal.  If shareholders of the Fund do not approve the Reorganization, then the Reorganization will not be implemented and the Board of Trustees will consider other alternatives for the Fund.

This document is being sent to you for your use in deciding whether to approve the Reorganization at the Special Meeting.  This document includes a Notice of Special Meeting of Shareholders, a combined Proxy Statement/Prospectus, and a form of Proxy.

Question:  What is the purpose of this Reorganization?

Answer:  DundeeWealth has informed the Board that it has decided to exit the sponsored mutual fund business.  Rather than liquidating the Fund and distributing proceeds to Fund shareholders, which may result in taxable gains, DundeeWealth and Smith Group have recommended that the Fund, through a tax-free reorganization, become a series of MPS.  If the Reorganization is approved, Smith Group will continue to manage the Fund.  As noted above, if the Reorganization is not approved, the Board will consider other alternatives.

In light of the decision of DundeeWealth to exit the sponsored mutual fund business and Smith Group’s expressed desire to become the adviser to the Fund, which would allow Smith Group to assume a larger role in the performance and operations of the Fund, the Board recommends that the Fund be reorganized as a series of MPS, another mutual fund complex, and that shareholders vote to approve the Reorganization.

The primary purpose of the Reorganization is to move the Fund to the MPS family of funds and allow Smith Group, the Fund’s current sub-adviser, to become the adviser of the Acquiring Fund.  The Fund currently operates as a series of the Trust with DundeeWealth serving as the investment adviser and Smith Group serving as the sub-adviser.  The Board believes that the Fund and its shareholders can benefit from being a part of MPS, a multiple series trust that utilizes U.S. Bancorp Fund Services, LLC (administration, fund accounting, transfer agency), Quasar Distributors, LLC (distribution), and U.S. Bank N.A. (custody), which are all affiliated companies, as service providers.  As a series of MPS, the Acquiring Fund will be able to utilize the services of Quasar Distributors, LLC, the industry’s largest third-party mutual fund distributor.

In order to reorganize the Fund into MPS, MPS has created the Acquiring Fund as a new series of MPS.  If shareholders approve the Reorganization, all of the assets of the Fund will be acquired by the Acquiring Fund and all shares of the Fund will be converted into shares of the Acquiring Fund.  The investment objectives, policies and strategies of the Fund and Acquiring Fund are substantially identical.  Third party service arrangements will be provided to the Acquiring Fund by U.S. Bancorp Fund Services, LLC and its affiliates.  Smith Group, the Fund’s sub-adviser, will serve as the Acquiring Fund’s adviser and manage its assets.  Therefore, the Reorganization will not change the day-to-day portfolio management of your investment.  The Board of Trustees of MPS is different from the Board of Trustees of the Trust, with no common trustees.

Question:  How will the Reorganization work?

Answer:  Pursuant to an Agreement and Plan of Reorganization and Termination (the “Plan”) (a form of which is attached as Appendix A), the Fund will transfer all of its assets and liabilities to the Acquiring Fund in return for corresponding shares of the Acquiring Fund.  The Fund will then distribute the shares it receives from the Acquiring Fund to its shareholders.  Shareholders of the Fund will become shareholders of the Acquiring Fund, and each shareholder will hold shares of the Acquiring Fund with the same net asset value as its shares of the Fund held immediately prior to the Reorganization.  If the Plan is carried out as proposed, neither the Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  See the response to the following question and “Federal Income Tax Consequences” in the attached Proxy Statement/Prospectus for a discussion of the tax considerations.  Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposal.  The chart below indicates the share class of the Acquiring Fund you will receive in the Reorganization (although the designation of the Acquiring Fund’s shares as “Institutional Class” is different from the designation of the Fund’s Class I shares, the terms of those classes are the same):

Current Fund	Acquiring Fund
Smith Group Large Cap Core Growth Fund – Class I, a series of DundeeWealth Funds	Smith Group Large Cap Core Growth Fund – Institutional Class, a series of Managed Portfolio Series

The Reorganization is expected to be effective on or about [   ], 2014.

Question:  How will this affect my investment?

Answer:  Following the Reorganization, you will be a shareholder of the Acquiring Fund, which has a substantially identical investment objective and investment strategies as the Fund, and is managed by Smith Group.  The Acquiring Fund will be managed in the same way as the Fund.  The primary differences will be (1) the service providers that provide third party service arrangements (i.e., administrative, distribution and other general support services) to the Acquiring Fund will be different from those of the Fund; (2) the Acquiring Fund will be a series of MPS instead of the Trust; and (3) the Acquiring Fund will have a different Board of Trustees.  The new shares that you receive will have a total asset value equal to the total net asset value of the shares you hold in the Fund as of the closing date of the Reorganization.  The Reorganization will not affect the value of your investment at the time of Reorganization and your interest in the Fund will not be diluted.  The Fund will receive an opinion from counsel to the Acquiring Fund that neither the Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

Question:  How will the proposed Reorganization affect the fees and expenses I pay as a shareholder of the Fund?

Answer: Net expenses that shareholders pay are expected to be the same as a result of the Reorganization.  Smith Group has contractually agreed to limit the total annual operating expenses of the Acquiring Fund to 0.79%, of its average daily net assets through [February 29, 2016].  This agreement may not be terminated for at least one year from the effective date of the Reorganization, subject thereafter to termination at any time upon 60 days’ written notice by either MPS or Smith Group, with the consent of MPS’ Board of Trustees.  The following table sets forth 1) the total annual fund expenses of the Fund for the fiscal year ended September 30, 2012, before and after the contractual fee waivers and expense reimbursements, as a percentage of the Fund’s average daily net assets, 2) the Fund’s current annual expense limits, 3) the estimated total annual fund expenses of the Acquiring Fund for the fiscal year ending September 30, 2013, and 4) the Acquiring Fund’s proposed annual expense limits.  See the Comparison Fee Table on page [11] of this Proxy Statement/Prospectus for additional information on the annual fund operating expenses for the Fund and the Acquiring Fund.

	Class I/Institutional Class
	Fund	Acquiring Fund
Total Annual Fund Operating Expenses (as of 09/30/2012 for the Fund and estimated through 9/30/2013 for the Acquiring Fund)
Before fee waivers (gross)	1.06%	1.01%
After fee waivers (net)	0.79%	0.79%
Contractual Annual Expense Limitation	0.79%(1)	0.79%(2)
(1)
DundeeWealth has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.79% until January 31, 2014.  If it becomes unnecessary for DundeeWealth to waive fees or make reimbursements, DundeeWealth may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

(2)
Smith Group has contractually agreed to reimburse the Acquiring Fund for its operating expenses, and may reduce its management fees, in order to ensure that the Acquiring Fund’s Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 0.79% of the Fund’s average daily net assets.  Expenses reimbursed and/or fees reduced by Smith Group may be recouped by Smith Group for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits.  The agreement cannot be terminated through at least one year from the effective date of the Reorganization, subject thereafter to termination at any time upon 60 days’ written notice by either the MPS Trust or Smith Group.  The Board of Trustees of MPS must consent to the termination of the agreement by Smith Group after one year from the effective date of the Reorganization, which consent shall not be unreasonably withheld.

Question:  What will happen if the Reorganization is not approved?

Answer:  If shareholders of the Fund fail to approve the Reorganization, the Fund will not be reorganized into the Acquiring Fund, and the Board will consider other alternatives for the Fund.

Question:  Why do I need to vote?

Answer:  Your vote is needed to ensure that a quorum is present at the Special Meeting so that the proposal can be acted upon. Your immediate response, even if you are small investor, on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote.  The Board encourages all shareholders to participate.

Question:  How does the Board of Trustees suggest that I vote?

Answer:  After careful consideration and upon recommendation of DundeeWealth and Smith Group, the Board recommends that you vote “FOR” the Reorganization.

Question:  Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer:  Smith Group will pay all costs relating to the proposed Reorganization, including the costs relating to the Special Meeting and the Proxy Statement/Prospectus.  The total cost of the proposed Reorganization to be paid by Smith Group is estimated to be approximately $[   ].

Question:  How do I cast my vote?

Answer:  You may vote on the Internet at the website provided on your Proxy Card or you may vote by telephone using the toll free number found on your Proxy Card.  You may also use the enclosed postage-paid envelope to mail your Proxy Card.  Please follow the enclosed instructions to use these methods of voting.  You may also vote in person at the Special Meeting.

Question: Who do I call if I have questions?

Answer:  The Fund’s representatives are happy to answer your questions about the proxy solicitation.  Please call shareholder services at (888) 572-0968.

PROXY STATEMENT/PROSPECTUS

[    ], 2013

FOR THE REORGANIZATION OF

Smith Group Large Cap Core Growth Fund,
 a series of DundeeWealth Funds
1055 Westlakes Drive, Suite 301
Berwyn, PA 19312
(888) 572-0968

INTO

Smith Group Large Cap Core Growth Fund,
a series of Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
877-SMITH65 (877-764-8465)

_________________________________________

This Proxy Statement/Prospectus (the “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees of DundeeWealth Funds (the “Trust”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Smith Group Large Cap Core Growth Fund, a series of the Trust (the “Fund”), to be held at the offices of [insert address] on [   ], 2014 at [insert time] a.m. [insert time zone] time.  At the Special Meeting, shareholders of the Fund will be asked:

1.
To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, the Smith Group Large Cap Core Growth Fund (the “Acquiring Fund”), a newly-created series of Managed Portfolio Series (“MPS”), in exchange for the Acquiring Fund’s shares, which would be distributed pro rata by the Fund to the holders of its shares in complete liquidation of the Fund (the ”Reorganization”); and

2.	To transact such other business as may properly come before the Special Meeting or any postponements or adjournments thereof.

Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Secretary of the Trust, in person at the time of the Special Meeting, or by voting the proxy again through the toll-free number or through the Internet address listed in the enclosed voting instructions.

The Fund is a series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust.  The Acquiring Fund is a newly-created series of MPS, an open-end management investment company registered with the SEC and organized as a Delaware statutory trust.

The following Fund documents have been filed with the SEC and are incorporated by reference into this Proxy Statement (meaning that these documents are considered legally to be part of this Proxy Statement):

•	Prospectus and Statement of Additional Information applicable to the Fund, dated February 1, 2013; and

•	Semi-Annual Report to Shareholders of the Fund, dated March 31, 2013, and Annual Report to Shareholders of the Fund, dated September 30, 2012.

The Fund’s Prospectus and Annual Report to Shareholders for the fiscal year ended September 30, 2012, containing audited financial statements, have been previously mailed to shareholders.  Copies of these documents are available upon request and without charge by writing to the Trust, by calling (888) 572-0968 or by visiting the Fund’s website at www.dundeewealthus.com/en/Fund-Investors/Legal-Documents.asp.

The following Acquiring Fund documents have been filed with the SEC and are incorporated by reference into this Proxy Statement:

        •     Prospectus and Statement of Additional Information of the Acquiring Fund, dated [     ], 2013.

Because the Acquiring Fund has not yet commenced operations as of the date of this Proxy Statement, no annual report is available for the Acquiring Fund at this time.

This Proxy Statement sets forth the basic information you should know before voting on the proposal.  You should read it and keep it for future reference.  Additional information is set forth in the Statement of Additional Information dated [    ], 2013, relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement.  The Statement of Additional Information is available upon request and without charge by calling 877-SMITH65 (877-764-8465).

The Fund expects that this Proxy Statement will be mailed to shareholders on or about [    ], 2013.

Date: [        ], 2013

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this combined proxy statement and prospectus. Any representation to the contrary is a criminal offense.

The shares offered by this Proxy Statement are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  An investment in the Fund and in the Acquiring Fund involves investment risk, including the possible loss of principal.

I.	PROPOSAL – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

A.	OVERVIEW

DundeeWealth US, LP (“DundeeWealth”), the current investment adviser to the Fund, has informed the Board of Trustees of the Trust (the “Board”) that it has decided to exit the sponsored mutual fund business.  Rather than liquidating the Fund and distributing proceeds to shareholders, which may result in taxable gains, DundeeWealth and Smith Asset Management Group, L.P. (“Smith Group”), the current sub-adviser to the Fund, have recommended that the Fund, through a tax-free reorganization, become a series of MPS.  The Board, including a majority of the independent trustees, meaning those trustees who are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), believes that the Reorganization is in the best interests of the Fund and its shareholders and that the interests of existing shareholders of the Fund will not be diluted as a result of the proposed Reorganization.  The Board therefore approved the Reorganization at a meeting held on September 12, 2013, subject to the approval of the Fund’s shareholders.  For more information regarding the factors considered by the Board in coming to these conclusions, please review “Reasons for the Reorganization” in Section I.E.3 of this Proxy Statement/Prospectus.  The Board has called the Special Meeting to ask shareholders to consider and vote on the Reorganization.

The Fund currently operates as a separate series of the Trust.  As a series of the Trust, the Fund makes use of a number of service providers who provide an array of services to all series of the Trust.  These services include custody, administration, accounting, transfer agency, and distribution (“Third Party Service Arrangements”).  Currently, Third Party Service Arrangements are provided to the Trust by The Bank of New York Mellon (custody); BNY Mellon Investment Servicing (US) Inc., (administration, fund accounting, transfer agent); and Foreside Fund Services, LLC (distribution).  Smith Group is seeking to become the adviser to the Fund, which would allow it to assume a larger role in the performance and operations of the Fund.  Smith Group believes that it, the Fund and the Fund’s shareholders can benefit from being a series  of MPS, a multiple series trust that utilizes U.S. Bancorp Fund Services, LLC (administration, fund accounting, transfer agent), Quasar Distributors, LLC (distribution), and U.S. Bank N.A. (custody), which are all affiliated companies, as third party service providers.

In order to reorganize the Fund into MPS, a substantially identical fund to the Fund, referred to as the “Acquiring Fund,” has been created as a series of MPS.  If shareholders approve the Reorganization, then all of the assets of the Fund will be acquired by the Acquiring Fund and, all shares of the Fund will be converted into shares of the Acquiring Fund.  The investment objectives, policies and strategies of the Fund and Acquiring Fund are substantially identical.  Third Party Service Arrangements will be provided to the Acquiring Fund by U.S. Bancorp Fund Services, LLC (“USBFS”) and its affiliates.  Smith Group, the Fund’s sub-adviser, will serve as the Acquiring Fund’s adviser, and Stephen S. Smith and John D. Brim, who serve as the portfolio managers for the Fund, will continue to serve as the portfolio managers for the Acquiring Fund.  Therefore, the Board has determined that the Reorganization will not change the way the Fund’s investment portfolio is managed.  The Board of Trustees of MPS is different from the Board of Trustees of the Trust, with no common trustees.

The Board, including a majority of the independent trustees, has concluded that the Reorganization is in the best interest of the Fund and its shareholders and that the interests of existing shareholders of the Fund will not be diluted as a result of the proposed Reorganization.  Based on the recommendations of DundeeWealth and Smith Group, the Board recommends that the shareholders of the Fund vote “FOR” approval of the Agreement and Plan of Reorganization and Termination (the “Plan”) and the resulting Reorganization.

B.	COMPARISON FEE TABLE AND EXAMPLES

The following summary of Fund Expenses shows the fees for the Fund based on the Fund’s fees for the fiscal year ended September 30, 2012.  As the Acquiring Fund has not yet commenced operations as of the date of this Proxy Statement, the summary of Fund Expenses shown for the Acquiring Fund is based on estimated amounts for the current fiscal year ending September 30, 2013.

Smith Group Large Cap Core Growth Fund
	Class I/Institutional Class
	Fund	Acquiring Fund
Shareholder Fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.61%	0.61%
Distribution (12b-1) Fee	None	None
Other Expenses	0.45%	0.40%(1)
Total Annual Fund Operating Expenses	1.06%(2)	1.01%
Fee Waiver and/or Expense Reimbursement	(0.27)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%(2)	0.79%(3)
(1)	The Other Expenses shown above reflect the estimated expenses for the Acquiring Fund’s current fiscal year and are not based on the expenses incurred during the Fund’s previous fiscal year.
(2)
DundeeWealth, as the Fund’s current adviser, has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.79% of the Fund’s average daily net assets until January 31, 2014.  If it becomes unnecessary for DundeeWealth to waive fees or make reimbursements, DundeeWealth may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

(3)
Smith Group, as the Acquiring Fund’s adviser, has contractually agreed to reimburse the Acquiring Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 0.79% of the Fund’s average daily net assets.  Expenses reimbursed and/or fees reduced by Smith Group may be recouped by Smith Group for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The agreement will be in effect and cannot be terminated through at least one year from the effective date of the Reorganization, subject thereafter to termination at any time upon 60 days’ written notice by either MPS or Smith Group through [February 29, 2016].  The MPS Board of Trustees must consent to the termination of the agreement by Smith Group after [February 29, 2016], which consent shall not be unreasonably withheld.

Examples

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in the Acquiring Fund on a pro forma basis with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the specified fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and the fund’s operating expenses remain the same.  The Example reflects the expense limitation agreement for the first year only within each of the years shown below.  Although your actual costs may be higher or lower, under the assumptions, your costs would be:

Smith Group Large Cap Core Growth Fund	One Year	Three Years	Five Years	Ten Years

Fund – Class I	$81	$310	$559	$1,270
Acquiring Fund (Pro forma) – Institutional Class	$81	$300	$536	$1,216

C.	PERFORMANCE

The following information shows the past performance of the Fund.  No performance information is presented for the Acquiring Fund because it has not yet commenced operations.  If the Reorganization is approved, the Acquiring Fund will assume the performance history of the Fund.

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced.  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.
During the periods shown in the chart, the highest quarterly return was 14.47% (for the quarter ended December 31, 2010) and the lowest quarterly return was -24.56% (for the quarter ended December 31, 2008). The year to date return through [September 30], 2013 was [   ]%.

Average Annual Total Returns as of December 31, 2012	One Year	Five Years	Since Inception (6/1/2007)*
Return Before Taxes	12.54%	(1.98)%	(1.55)%
Return After Taxes on Distributions	12.40%	(2.04)%	(1.62)%
Return After Taxes on Distributions and Sale of Fund Shares	8.33%	(1.68)%	(1.32)%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	0.87%
* While the Fund commenced operations on May 31, 2007, the Fund began investing consistent with its investment objective on June 1, 2007.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

D.	SUMMARY OF FUND INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS

Comparison of Investment Objectives, Strategies and Risks

The Acquiring Fund has substantially identical investment objectives, strategies and policies as those of the Fund.  For additional information, please see the “Additional Comparisons of the Fund and Acquiring Fund – Investment Objectives, Strategies and Restrictions” section below.

The investment objective of both the Fund and the Acquiring Fund is to seek long-term capital appreciation.  The Acquiring Fund’s investment objective is non-fundamental.  It may be changed by a vote of the Board of Trustees of MPS without shareholder approval upon a 60-day prior written notice to shareholders.  There is no current intention to change the investment objective of the Acquiring Fund.  The investment objective for the Fund is fundamental and may not be changed without shareholder approval.  The Fund and the Acquiring Fund each seek to achieve their investment objectives by using the following strategies:

	Smith Group Large Cap Core Growth Fund, a series of DundeeWealth Funds	Smith Group Large Cap Core Growth Fund, a series of MPS
Investment Objective	Long-term capital appreciation.	Long-term capital appreciation.
Investment Strategy
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in U.S. common stocks and other equity securities of large capitalization companies that Smith Group believes will have the highest probability of an earnings growth rate that exceeds investor expectations.   These securities may be traded over the counter or listed on an exchange.

[Under normal market conditions, the Acquiring Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by large capitalization companies that Smith Group believes will have the highest probability of an earnings growth rate that exceeds investor expectations.  These securities may be traded over the counter or listed on an exchange.]

	Large capitalization companies are companies within the range of the capitalization of companies constituting the Russell 1000® Growth Index.	[Large capitalization companies are companies within the range of the capitalization of companies constituting the Russell 1000® Growth Index.]

Smith Group employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  The security selection process consists of three steps.  Beginning with a universe of large capitalization stocks, the Smith Group’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market.  Smith Group considers four primary factors when conducting the risk control and valuation screens: valuation, financial quality, stock volatility and corporate governance.

[Smith Group employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  The security selection process consists of three steps.  Beginning with a universe of primarily U.S. but may also include foreign large capitalization stocks, Smith Group’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market.  Smith Group considers four primary factors when conducting the risk control and valuation screens.  Those factors are: valuation, financial quality, stock volatility and corporate governance.]

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations.  In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.  The process incorporates the following considerations: changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.

[Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations.  In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.  The process incorporates the following considerations:  changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.]

Smith Group Large Cap Core Growth Fund, a series of DundeeWealth Funds	Smith Group Large Cap Core Growth Fund, a series of MPS

The first two screening steps produce a list of eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning.  The investment team uses the results of this analysis to construct the portfolio for the Fund.

[The first two screening steps produce a list of eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning.  The investment team uses the results of this analysis to construct the portfolio for the Fund.]

While the Fund will not concentrate its investments in any one industry, the Fund may have a significant exposure to one or more sectors of the economy, such as the Information Technology sector.	[While the Fund will not concentrate its investments in any one industry, the Fund may have a significant exposure to one or more sectors of the economy, such as the Information Technology sector.]

Holdings in the portfolio become candidates for sale if the investment team identifies any negative investment or performance characteristics. Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings, or announcement of a buyout.

[Holdings in the portfolio become candidates for sale if the investment team identifies any negative investment or performance characteristics.  Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings, or announcement of a buyout.]

The investments and strategies described are those that the Fund uses under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of the Fund, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective.  If the Fund invests in this manner, it may not achieve its investment objective.

[For temporary defensive purposes, the Smith Group may invest up to 100% of the Acquiring Funds’ total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include cash, shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements.  Taking a temporary defensive position may result in the Acquiring Fund not achieving its investment objective.  Furthermore, to the extent that the Acquiring Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Acquiring Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.
The Acquiring Fund may also hold short-term debt securities and money market instruments to retain flexibility in meeting redemptions and paying expenses.]

An investment in the Acquiring Fund is subject to substantially identical risks as an investment in the Fund, although management of MPS has described the principal risks of the Acquiring Fund differently than management of the Trust has described the principal risks of the Fund.  In addition, management of MPS has added descriptions of Foreign Securities Risk and Currency Risk.  As with all mutual funds, the Acquiring Fund, like the Fund, may expose shareholders to certain market risks that could cause shareholders to lose money, particularly a sudden decline in a holding’s share price or market value or an overall decline in the stock or bond markets or circumstances affecting mutual funds.  The Fund and the Acquiring Fund are each subject to the following risks:

	Smith Group Large Cap Core Growth Fund, a series of DundeeWealth Funds	Smith Group Large Cap Core Growth Fund, a series of MPS
Principal Risks of Investing in the Fund	The Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund.
[General Market Risk.  The net asset value of the Acquiring Fund and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced, and may continue to experience, volatility, which many increase risks associated with an investment in the Acquiring Fund.  The market value of securities in which the Acquiring Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.  Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties.  As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased.  Continuing market volatility may have adverse effects on the Acquiring Fund.]

	Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.	[Included indirectly in Equity Securities Risks below.]

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices.  In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate.  Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations

[Equity Securities Risk.  The Acquiring Fund’s investments in equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; global and/or regional political, economic and banking crises; and factors affecting specific industries, sectors or companies in which the Acquiring Fund invests.  The Acquiring Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.]

Smith Group Large Cap Core Growth Fund, a series of DundeeWealth Funds	Smith Group Large Cap Core Growth Fund, a series of MPS
The Fund is also subject to the risk that its primary market segment, investments in larger, growing companies, may underperform other market segments or the equity markets as a whole.
[Large-Cap Company Risk.  The Acquiring Fund’s investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower markets for their common stock.]

Smith Group’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks

[Management Risk.  The ability of the Acquiring Fund to meet its investment objective is directly related to Smith Group’s investment strategies for the Acquiring Fund.  The value of your investment in the Acquiring Fund may vary with the effectiveness of Smith Group’s research, analysis and asset allocation among portfolio securities.  If Smith Group’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and the Acquiring Fund could underperform other mutual funds with similar investment objectives.]

Smith Group Large Cap Core Growth Fund, a series of DundeeWealth Funds	Smith Group Large Cap Core Growth Fund, a series of MPS

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

[Growth Stock Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.]

The Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities.  If a security that is within the range for the Fund at the time of purchase later falls outside the range, which may occur because of market growth or depreciation, the Fund may continue to hold the security if, in the Smith Group’s judgment, the security remains otherwise consistent with the Fund’s investment objective and strategies.  However, this change could affect the Fund’s flexibility in making new investments.

[Not a principal risk of the Acquiring Fund.]

The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if Smith Group determines that it would be in the Fund’s best interest to do so.  It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within Smith Group’s control.  These transactions will increase the Fund’s “portfolio turnover.”  A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period.  High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to Shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

[Not a principal risk of the Acquiring Fund.]
Not a principal risk of the Fund.
[Foreign Securities Risk.  Investments in securities of foreign companies involves risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets.]

Smith Group Large Cap Core Growth Fund, a series of DundeeWealth Funds	Smith Group Large Cap Core Growth Fund, a series of MPS
Not a principal risk of the Fund.
[Currency Risk.  When the Acquiring Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars.  In purchasing or selling local currency to execute transactions on foreign exchanges, the Acquiring Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Acquiring Fund’s portfolio holdings.  Some countries have and may continue to adopt internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.  In addition, a country may impose formal or informal currency exchange controls.  These controls may restrict or prohibit the Acquiring Fund’s ability to repatriate both investment capital and income, which could undermine the value of the Acquiring Fund’s portfolio holdings and potentially place the Acquiring Fund’s assets at risk of total loss.]

E.	MATERIAL INFORMATION ABOUT THE PROPOSAL

The following is a summary of material information concerning the proposed Reorganization.  Keep in mind that more detailed information appears in the Plan, a form of which is attached to this Proxy Statement in Appendix A, and in the prospectus and statement of additional information of the Acquiring Fund incorporated by reference into this Proxy Statement.

1.	SUMMARY OF THE PROPOSED REORGANIZATION

At the Special Meeting, the shareholders of the Fund will be asked to approve the Plan to reorganize the Fund into the Acquiring Fund.  The Acquiring Fund is a newly-organized fund that will commence operations upon consummation of the Reorganization.  If the Plan is approved by the shareholders of the Fund and the Reorganization is consummated, the Fund will transfer all of the assets and liabilities to the Acquiring Fund in exchange for full and fractional shares of the Acquiring Fund with the same aggregate net asset value (“NAV”) as the NAV of the assets and liabilities of the Fund so transferred as of the close of business on the closing day (the “Closing”) of the Reorganization (the “Valuation Date”).  Immediately thereafter, the Fund will distribute the Acquiring Fund shares to its shareholders by establishing accounts on the Acquiring Fund’s share records in the names of those shareholders representing the respective pro rata number of Acquiring Fund shares deliverable to them, in complete liquidation of the Fund.  The expenses associated with the Reorganization will not be borne by the Fund.  Certificates evidencing Acquiring Fund shares will not be issued to the Fund’s shareholders.

Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional shares of the Acquiring Fund having an aggregate NAV equal to the aggregate NAV of such shareholder’s shares of the Fund as of the Valuation Date.

Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the NAV next determined after receipt by the Fund’s transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of the Fund will be canceled on the books of the Fund and the transfer books of the Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the approval of the Plan and the transactions contemplated thereby described in this Proxy Statement by the shareholders of the Fund and the receipt of a legal opinion from counsel to MPS with respect to certain tax issues, including that the Reorganization will not result in the recognition of gain or loss, for federal income tax purposes, by the Fund or its shareholders.  Assuming satisfaction of the conditions in the Plan, the Reorganization is expected to be effective on [   ], 2014, or such other date as is agreed to by DundeeWealth, Smith Group, the Board, and the Board of Trustees of MPS.

Smith Group has agreed to pay all costs (other than certain legal and insurance expenses that will be borne by DundeeWealth) relating to the proposed Reorganization, including the costs relating to the Special Meeting and this Proxy Statement.  Smith Group will also incur the costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials.

The Plan may be amended by the mutual consent of the Board and the Board of Trustees of MPS, notwithstanding approval thereof by the Fund’s shareholders, provided that no such amendment will have a material adverse effect on the interests of shareholders without their further approval.  In addition, the Plan may be terminated at any time prior to the Closing of the Reorganization by the Board or the Board of Trustees of MPS, if, among other reasons, the Board or the Board of Trustees of MPS determine that consummation of the Reorganization is not in the best interest of shareholders.

2.	DESCRIPTION OF THE ACQUIRING FUND’S SHARES

The Acquiring Fund’s shares issued to the Fund’s shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights.  The Acquiring Fund’s shares will be sold and redeemed based upon the net asset value per share of the Acquiring Fund next determined after receipt of the purchase or redemption request, as described in Appendix B of this Proxy Statement.

3.	REASONS FOR THE REORGANIZATION

DundeeWealth, the current investment adviser to the Fund, has informed the Board that it has decided to exit the sponsored mutual fund business.  Rather than liquidating the Fund and distributing proceeds to shareholders, which may result in taxable gains, DundeeWealth and Smith Group recommended to the Board that the Fund, through a tax-free reorganization, become a series of MPS.

The Board met on September 12, 2013, and (with the advice and assistance of independent legal counsel) considered information regarding MPS and the Acquiring Fund.  Among other things, the Trust’s Board reviewed, with the assistance of independent counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided prior to and during the meeting and at other meetings throughout the past year. Based upon the Board’s evaluation of the relevant information, and in light of the Trustees’ fiduciary duties under federal and state law, the Board has determined that the Reorganization is in the best interests of shareholders of the Fund and that the interests of the shareholders of the Fund will not be diluted as a result of the Reorganization.  In approving the Reorganization, the Trust’s Board took into account a number of factors. Some of the more prominent considerations are discussed further below. The Trustees considered the following matters, among others and in no order of priority:

First, the investment objective and investment strategies and policies of the Acquiring Fund are substantially identical to those of the Fund.

Second, shareholders of the Fund would experience continuity in portfolio management because Smith Group, the sub-adviser to the Fund, will continue to manage the Fund’s assets on a day-to-day basis as the investment adviser to the Acquiring Fund.  Stephen S. Smith and John D. Brim, who serve as the portfolio managers for the Fund, will continue to serve as portfolio managers for the Acquiring Fund.

Third, net annual fund operating expenses of the Fund will be the same after the Reorganization because Smith Group has contractually agreed to maintain the current limit on the total annual operating expenses of the Acquiring Fund to 0.79% of its average daily net assets through [February 29, 2016].  This agreement may not be terminated for at least one year from the effective date of the Reorganization, subject thereafter to termination at any time upon 60 days’ written notice by either MPS or Smith Group, with the consent of MPS’ Board of Trustees.

Fourth, the Reorganization will not result in a change in the contractual investment advisory fee for the Fund.

Fifth, the Reorganization will be tax-free for federal income tax purposes for the Fund and its shareholders.

Sixth, the costs of the Reorganization will not be borne by the Fund, but would be borne by Smith Group.

The Board also considered the historical performance of the Fund and its benchmarks, although no assurances may be given that the Acquiring Fund would achieve any particular level of performance after the Reorganization. The Acquiring Fund would assume the financial and performance history of the Fund at the closing of the Reorganization.

After consideration of the factors noted above, together with other factors and information considered relevant, the Board determined that the Reorganization is in the best interests of the Fund’s shareholders and that the interests of the shareholders of the Fund will not be diluted as a result of the Reorganization. Accordingly, the Board unanimously approved the Reorganization and recommended the approval of the Reorganization by shareholders of the Fund.].

If the Plan is not approved by the Fund’s shareholders, then the Fund will continue to operate as a separate series of the Trust, and the Board may take any further action as it deems to be in the best interests of the Fund and its shareholders, subject to approval by the Fund’s shareholders if required by applicable law.

Under the 1940 Act, an investment adviser of a registered investment company or an affiliate of the investment adviser may receive any amount or benefit in connection with a sale of any interest in the investment adviser which results in an assignment of an investment advisory contract with such company, if 1) for a period of three years after the time of such sale, at least 75% of the members of the board of directors of such registered company (or its successor) are not (i) interested persons of the investment adviser of such company, or (ii) interested persons of the predecessor investment adviser; and 2) there is not imposed an unfair burden on such company as a result of such transaction or any express or implied terms, conditions, or understandings applicable thereto.  Although there is no assignment of the Fund’s existing advisory agreement or sub-advisory agreement in connection with the Reorganization, MPS and the Trust have determined to comply with these provisions of the 1940 Act.  MPS and the Trust have confirmed that for a period of at least three years following the commencement of Smith Group as adviser to the Fund, at least 75% of the members of the Board of Trustees of each of MPS and the Trust will not be interested persons of DundeeWealth or Smith Group.  Further, neither MPS nor the Trust believes that the Reorganization and its related transactions have imposed an unfair burden on the Fund.

4.	FEDERAL INCOME TAX CONSEQUENCES

As an unwaivable condition of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of Bernstein, Shur, Sawyer & Nelson, P.A., counsel to MPS, to the effect that, for federal income tax purposes:

•
the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”), and each of the Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•	neither the Fund, the Acquiring Fund, nor the Fund’s shareholders will recognize any gain or loss for federal income tax purposes as a result of the Reorganization;

•
the tax basis of, and the holding period for, the Acquiring Fund’s shares received by each shareholder of the Fund in the Reorganization will be the same as the tax basis of, and the holding period for, the Fund’s shares exchanged by such shareholder in the Reorganization (provided that, with respect to the holding period for the Acquiring Fund’s shares received, the Fund’s shares exchanged were held as capital assets by the shareholder);

•
the tax basis of the Acquiring Fund in the assets received from the Fund in the Reorganization, and the Acquired Fund’s holding period for such assets, will be the same as the Fund’s tax basis in and holding period for those assets, except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period; and

•
the Reorganization will not result in the termination of the Fund’s taxable year, and pursuant to Section 381 of the Code and Treasury Regulations thereunder, the Acquiring Fund will succeed to and take into account the items of the Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Bernstein, Shur, Sawyer & Nelson will not express any opinion as to the effect of the Reorganization on the Fund with respect to any asset as to which gain or loss is required to be recognized upon transfer, notwithstanding generally applicable nonrecognition rules.

Since its inception, the Fund believes it has qualified as a “regulated investment company” under the Code and for the special tax treatment afforded under Subchapter M of Subtitle A, Chapter 1, of the Code.  Accordingly, the Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income and gains distributed to shareholders.  As of September 30, 2012, the Fund had a capital loss carryforward of $6,619,530, which is available to reduce future required distributions of net capital gains to shareholders. $64,141 is available through 2017; and $6,555,389 is available through 2018.

Although the Trust is not aware of any adverse state income tax consequences, the Trust has not made any investigation as to those consequences for the shareholders.  Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.

5.	COMPARISON OF SHAREHOLDER RIGHTS

Set forth below is a discussion of the material differences between the Fund and the rights of shareholders of the Fund, and the Acquiring Fund and the rights of shareholders of the Acquiring Fund.

Governing Law.  The Fund is a separate series of the Trust, which is organized as a Delaware statutory trust.  The Acquiring Fund is a separate series of MPS, which is also organized as a Delaware statutory trust.  Each of the Fund and Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest.  Each of the Trust’s and MPS’ operations are governed by its respective Agreement and Declaration of Trust and Bylaws (collectively “Governing Instruments”), as well as Delaware law.

Shareholder Liability.  With respect to each of the Fund and the Acquiring Fund, under each respective trust’s Governing Instruments, any shareholder or former shareholder of the Fund or Acquiring Fund shall not be held to be personally liable for any obligation or liability of the respective trust solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason.  Under Delaware law, the Fund and Acquiring Fund are required to indemnify any shareholder and former shareholder against losses and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the Fund or Acquiring Fund and not because of his or her acts or omissions.

Board of Trustees.  The Trustees of MPS are different than the Trustees of the Trust.  The Board for the Trust has four trustees, one of whom is an interested person of the Trust as that term is defined under the 1940 Act.  (For more information, refer to the Statement of Additional Information dated February 1, 2013 for the Fund, which is incorporated by reference into this Proxy Statement.)

The Board of Trustees for MPS has five trustees, one of whom is an interested person of MPS.  (For more information, refer to the Statement of Additional Information dated [    ], 2013 for the Acquiring Fund, which is incorporated by reference into this Proxy Statement.)

Classes.  Each of the Fund and the Acquiring Fund is a separate series of the Trust and MPS, respectively, and each may issue more than one class of shares.  Currently, the Fund offers one class of shares, Class I.  The Fund is also authorized to issue a second class of shares, Class II shares, but as of the date of this Proxy Statement Class II shares had not been offered to the public.  Following the Reorganization, the Acquiring Fund will offer one class of shares, Institutional Class.  The Board of Trustees of MPS has reserved the right to create and issue additional classes of the Acquiring Fund.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Shares of each series or class generally vote together on fund- or trust-wide matters, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of a distribution plan for a particular class.  As a result, there is no significant difference between the corresponding share classes of MPS and the Trust.

6.           COMPARISON OF VALUATION PROCEDURES

Generally, the procedures by which MPS intends to value the securities of the Acquiring Fund are very similar to the procedures used by the Trust to value the securities of the Fund.  In all cases where a price is not readily available and no other means are available for determining a price, both MPS and the Trust turn to their fair value procedures for guidance.  Applying MPS’ valuation policies after the Reorganization to the Acquiring Fund will not result in material differences in the Acquiring Fund’s NAV per share compared to applying the Trust’s valuation policies to the Fund prior to the Reorganization.  The material differences between the policies of MPS and the Trust are described below.

Exchange Traded Securities or Securities Traded on an Automated Quotation System.  For both MPS and the Trust, securities that are traded on an exchange or an automated quotation system are valued using the last reported sales price on the principal exchange or system on which they are traded.  If a price is not readily available, the Trust prices the security using the most recently quoted bid price.  For MPS, if a price is not readily available, the security is priced at the mean of the most recently quoted bid and ask price.  For securities traded on NASDAQ, both the Trust and MPS use the NASDAQ Official Closing Price.

Over the Counter Securities.  For both MPS and the Trust, securities that are not traded on an exchange or an automated quotation system are valued using the last reported sales price.  However, if a price is not readily available, the Trust prices the security using the most recently quoted bid price.  For MPS, if a price is not readily available, MPS prices the security at the mean of the most recently quoted bid and ask price.

Money Market or Short-Term Instruments (with remaining maturities of 60 days or less).  For both MPS and the Trust, money market or short-term instruments (with remaining maturities of 60 days or less) are valued at amortized cost.

Debt Securities.  For MPS, debt securities are valued using the mean between the closing bid and ask prices as determined by an independent pricing agent.  In the absence of a price from a pricing agent, MPS will implement its fair value procedures.  For the Trust, debt securities are valued using the last reported sales price by recognized independent third-party pricing agents.  If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board.

Foreign Securities.  For both the Trust and MPS, foreign securities are priced in their local currencies as of the close of the primary exchange or market or the close of the New York Stock Exchange, whichever is earlier.  Foreign currencies are translated into U.S. dollars at the exchange rate as provided by a pricing service as of the close of the New York Stock Exchange.  In addition, fair value prices may be provided by an independent fair value service.

Fair Value Determinations.  For MPS, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees when market quotations are not readily available.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause Smith Group to believe that a security’s last sale price may not reflect its actual market value.  The Board of Trustees of MPS will regularly evaluate whether the fair value pricing procedures continue to be appropriate in light of the specific circumstances and the quality of prices obtained through the application of such procedures by MPS’ valuation committee.  Further discussion about MPS’ fair value pricing procedures is contained in Appendix B.

For the Trust, if market prices are not readily available or considered to be unreliable, fair value prices may be provided by an independent fair value service in accordance with the fair value methods approved by the Board.   If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

7.           CAPITALIZATION

The capitalization of the Fund and the Acquiring Fund as of [   ], 2013 and the Acquiring Fund’s pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:

(unaudited)	Aggregate Net Assets	Shares Outstanding	Net Asset Value Per Share
FUND – Smith Group Large Cap Core Growth Fund (Class I)	$[ ]	[ ]	$[ ]
Pro forma ACQUIRING FUND – Smith Group Large Cap Core Growth Fund (Institutional Class)	$[ ]	[ ]	$[ ]

F.	ADDITIONAL COMPARISONS OF THE FUND AND ACQUIRING FUND

1.	INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS

The following discussion supplements the earlier discussion entitled “Summary of Fund Investment Objectives, Strategies, and Risks.”  The Acquiring Fund’s investment objectives, policies, strategies and risks are substantially identical to those of the Fund.

Investment Objectives

The investment objective of the Fund is to seek long-term capital appreciation.  The objective of the Fund is fundamental, which means that it cannot be changed without shareholder approval.  The investment objective of the Acquiring Fund is to seek long-term capital appreciation.  This objective is non-fundamental, which means that the MPS Board of Trustees would be able to change the investment objective of the Acquiring Fund without shareholder approval.  However, shareholders would receive at least 60 days’ advance notice prior to the change being implemented.  The Board of Trustees of MPS has no current intention to change this investment objective.

Investment Strategies

In selecting investments for the Acquiring Fund, Smith Group will employ substantially similar strategies as it used for the Fund.

The investment strategy of the Acquiring Fund is as follows:

[Under normal market conditions, the Acquiring Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by large capitalization companies that Smith Group believes will have the highest probability of an earnings growth rate that exceeds investor expectations.  Smith Group defines large capitalization companies as companies within the range of the capitalization of companies constituting the Russell 1000® Growth Index.  As of […], the capitalization range of the Russell 1000® Growth Index was between approximately $[…] million and $[…] billion.  These securities may be traded over the counter or listed on an exchange.

When selecting investments for the Acquiring Fund, Smith Group employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  The security selection process consists of three steps.  Beginning with a universe of primarily U.S. but may also include foreign large capitalization stocks, Smith Group’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market.  Smith Group considers four primary factors when conducting the risk control and valuation screens.  Those factors are: valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations.  In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.  The process incorporates the following considerations:  changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.

The first two screening steps produce a list of eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning.  The investment team uses the results of this analysis to construct the portfolio for the Acquiring Fund.  While the Acquiring Fund will not concentrate its investments in any one industry, the Acquiring Fund may have a significant exposure to one or more sectors of the economy, such as the Information Technology sector.

Holdings in the portfolio become candidates for sale if the investment team identifies any negative investment or performance characteristics.  Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings, or announcement of a buyout.

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, Smith Group may invest up to 100% of the Acquiring Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include cash, shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements.  Taking a temporary defensive position may result in the Acquiring Fund not achieving its investment objective.  Furthermore, to the extent that the Acquiring Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Acquiring Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.

The Acquiring Fund may also hold short-term debt securities and money market instruments to retain flexibility in meeting redemptions and paying expenses.]

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s Statements of Additional Information.  The Acquiring Fund’s policies and procedures with respect to the disclosure of portfolio securities are substantially similar to those of the Fund and are described in the Acquiring Fund’s Statement of Additional Information.

2.	DISTRIBUTION

Foreside Fund Services, LLC. (the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, acts as the distributor of shares of the Fund.  The Distributor has an exclusive right to sell shares of the Fund at the net asset value per share, as agent and on behalf of the Trust.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”).

Quasar Distributors, LLC (“Quasar”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, will act as the distributor for the Acquiring Fund.  As such, Quasar agrees to sell Acquiring Fund shares on a best efforts basis as agent for MPS upon the terms and at the current offering price described in the current prospectus.  Quasar is a registered broker-dealer and member of FINRA.

3.	PURCHASE AND REDEMPTION PROCEDURES

The Fund and the Acquiring Fund have similar purchase and redemption procedures.  Exceptions are noted below.

Purchasing Information

Shares of the Fund and Acquiring Fund are purchased at the next NAV per share calculated of the Fund or the Acquiring Fund, as the case may be, computed after the purchase order and funds are received by the applicable fund’s transfer agent or certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (“Authorized Intermediaries”).  Shares of the Fund and the Acquiring Fund are available direct through the respective fund’s transfer agent or through Authorized Intermediaries.

Minimum Investments. The minimum initial and subsequent investment amounts for the Fund and the Acquiring Fund are set forth in the table below.

Fund	Minimum Initial Investment	Subsequent Investment
Fund – Class I	$25,000	None
Acquiring Fund – Institutional Class	$[ ]	$[ ]

Each of the Fund and the Acquiring Fund may waive its minimum investment requirements at its discretion.

Redemption Information

Shares of the Fund and the Acquiring Fund are redeemed at a price equal to the NAV per share next determined after the applicable fund’s transfer agent receives a redemption request in good order less any applicable redemption fee.  A redemption request cannot be processed on days the New York Stock Exchange is closed. The Fund may redeem shares in an account if the total value of the account falls below $25,000 due to redemptions after giving shareholders at least 30 days’ prior written notice of this redemption to give them an opportunity to increase the value of their account above this minimum.  For the Acquiring Fund, the minimum account value is $2,500.  Additionally, both the Fund and Acquiring Fund have reserved the right to redeem shares “in kind.”

Additional shareholder account information for the Fund is available in its prospectus.  Additional shareholder account information for the Acquiring Fund is provided in Appendix B.

4.	SERVICE PROVIDERS

Investment Adviser and Portfolio Management

Smith Group is the Fund’s sub-adviser and the Acquiring Fund’s investment adviser, and therefore, has sole responsibility for selecting individual investments for both funds.  Smith Group is located at 100 Crescent Court, Suite 1150, Dallas, Texas 75291.  Smith Group was established in 1995 and provides investment advisory services to private clients and institutions.  DundeeWealth serves as the investment adviser of the Fund and is responsible for the evaluation, selection and monitoring of Smith Group as the Fund’s sub-adviser.  DundeeWealth will not provide any services to the Acquiring Fund.  Subject to the general oversight of each respective fund’s board, Smith Group makes investment decisions for the Fund and the Acquiring Fund.  DundeeWealth receives an advisory fee of 0.61% of the average daily net assets of the Fund, of which DundeeWealth pays a portion to Smith Group.  Smith Group will receive an advisory fee of 0.61% of the average daily net assets of the Acquiring Fund.

Smith Group has provided sub-advisory services to the Fund since its inception on May 31, 2007.  For the fiscal year ended September 30, 2012, Smith Group earned the following fees for its services with respect to the Fund.

Fiscal Year Ended September 30, 2012
	Sub-Advisory Fee Earned	Waiver/Reimbursement	Amount Received After Waiver/Reimbursement
Fund	$192,419	$0	$192,419

Smith Group did not earn any fees with respect to the Acquiring Fund since it had not commenced operations as of the date of this Proxy Statement.

DundeeWealth has contractually agreed to waive fees and reimburse expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in order to keep the Fund’s total annual operating expenses from exceeding 0.79% until January 31, 2014. Smith Group has contractually agreed to reimburse the Acquiring Fund for its operating expenses, and may reduce its management fees, in order to ensure that the Acquiring Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 0.79% of the Acquiring Fund’s average daily net assets through at least one year from the effective date of the Reorganization.

The Fund is managed by a team of investment professionals headed by Stephen S. Smith.  Although Mr. Smith is primarily responsible for making investment decisions for the Fund and the Acquiring Fund, each member of the investment team, regardless of title, plays an integral part in generating investment ideas and are involved in making securities recommendations for the Fund and Acquiring Fund.  The members of the management team are listed below.

Stephen S. Smith, CFA
Chief Executive Officer and Chief Investment Officer, Smith Asset Management Group, L.P.; 1995 - Present
MBA – University of Alabama
BS Industrial Engineering – University of Alabama
Chartered Financial Analyst (CFA) awarded in 1981.
Member of the CFA Institute and the CFA Society of Dallas-Ft. Worth.

John D. Brim, CFA
Portfolio Manager and Chief Compliance Officer, Smith Asset Management Group, L.P.; 1998 – Present
BS Economics – Texas A&M University
Chartered Financial Analyst (CFA) awarded in 1998.
Member of the CFA Institute and the CFA Society of Dallas-Ft. Worth.

The Statements of Additional Information of the Fund and the Acquiring Fund provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Fund.

Other Service Providers

BNY Mellon Investment Servicing (US) Inc., serves as the Fund’s administrator and fund accountant, and is located at 301 Bellevue Parkway, Wilmington, Delaware 19809.  BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s transfer agent. The principal business address of the transfer agent is 760 Moore Road, Valley Forge, Pennsylvania 19406. The Bank of New York Mellon serves as custodian of the Fund, and is located at 100 Church Street, New York, New York 10286.  KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund and audits the financial statements and the financial highlights of the Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Acquiring Fund’s administrator, transfer agent, and fund accountant.  U.S. Bank National Association, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, an affiliate of USBFS, serves as the custodian for the portfolio securities, cash and other assets of the Acquiring Fund.  Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, has been selected as the Acquiring Fund’s independent registered public accounting firm and will audit the financial statements and the financial highlights of the Acquiring Fund.

5.	BUSINESS STRUCTURE

The Trust and MPS are each organized as a statutory trust under Delaware law.  Many mutual funds in the United States use this form of organization.  The Fund and the Acquiring Fund and are also subject to federal regulation.  Further information about the Trust’s and MPS’ current trust structure is contained in each fund’s prospectus and Statement of Additional Information, as well as in the Trust’s and MPS’ respective Governing Instruments and in relevant Delaware statutes.

THE BOARD UNANIMOUSLY RECOMMENDS
A VOTE “FOR” THE PROPOSAL.

II.	VOTING INFORMATION

This Proxy Statement is being provided in connection with the solicitation of proxies by the Board of the Trust to solicit your vote for the Proposal at a Special Meeting of Shareholders of the Fund.  The Special Meeting will be held at the offices of [insert address] on [   ], 2014 at [insert time] [insert time zone] time.

You may vote in one of three ways:
•	Complete and sign the enclosed proxy ballot and mail it to us in the prepaid return envelope (if mailed in the United States);
•	Vote on the Internet at the website address listed on your proxy ballot; or
•	Call the toll-free number printed on your proxy ballot.

PLEASE NOTE, TO VOTE VIA THE INTERNET OR TELEPHONE, YOU WILL NEED THE “CONTROL NUMBER” THAT APPEARS ON YOUR PROXY BALLOT.

You may revoke a proxy once it is given.  If you desire to revoke a proxy, you must submit a subsequent proxy or a written notice of revocation to the Secretary of the Trust.  You may also give written notice of revocation in person at the Special Meeting.  All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.

Only shareholders of record on [   ], 2013, are entitled to receive notice of and to vote at the Special Meeting or at any postponement or adjournment thereof.  Each whole share held as of the close of business on [   ], 2013, is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.  If shareholders of the Fund do not approve the Reorganization, then the Reorganization will not be implemented.

The presence in person or by proxy of one third of the outstanding shares of the Fund entitled to vote will constitute a quorum for the Special Meeting.  With respect to the Proposal, a majority of the shares of the Fund entitled to vote must be present in person or by proxy.  When a quorum is present, the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present or represented by proxy at the Special Meeting, if holders of more than 50% of the Fund’s outstanding shares are present or represented by proxy, or (2) more than 50% of the Fund’s outstanding shares.

If a quorum of shareholders of the Fund is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement are not received, the persons named as proxies may, but are under no obligation to, propose one or more postponements or adjournments of the Special Meeting of the Fund to permit further solicitation of proxies.  Any business that might have been transacted at the Special Meeting with respect to the Fund may be transacted at any such postponed or adjourned session(s) at which a quorum is present.  The Special Meeting with respect to the Fund may be postponed or adjourned from time to time by a majority of the votes of the Fund properly cast upon the question of postponing or adjourning the Special Meeting of the Fund to another date and time, whether or not a quorum is present, and the Special Meeting of the Fund may be held as adjourned without further notice.  The persons named in the proxy will vote in favor of such postponement or adjournment those shares that they are entitled to vote if such postponement or adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal.  The persons named in the proxy will vote against postponement or adjournment those shares that they are entitled to vote if the shareholder proxies instruct persons to vote against the proposal.

All proxies voted, including abstentions will be counted toward establishing a quorum.  Abstentions will be treated as shares voted against a proposal.

Approval of the Proposal will occur only if a sufficient number of votes are cast “FOR” the proposal.  If shareholders of the Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of the Fund’s shareholders, which may include liquidation.  If sufficient votes in favor of the Reorganization are not received by the time scheduled for the Special Meeting, the persons named as proxies or any officer present entitled to preside or act as Secretary of such meeting, may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.  In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast; the percentage of negative votes actually cast; and the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  Any adjournment will require an affirmative vote of a majority of those shares represented at the Special Meeting, whether or not a quorum is present, in person or by proxy.  The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting.  Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.  The costs of any additional solicitation and of any adjourned session will be borne by Smith Group.

A shareholder of the Fund who objects to the proposed Reorganization will not be entitled under either Delaware law or the Trust’s Governing Instruments to demand payment for, or an appraisal of, his or her shares.  However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is consummated, shareholders will be free to redeem the shares of the Acquiring Fund that they receive in the transaction at their then-current NAV per share.  Shares of the Fund may be redeemed at any time prior to the consummation of the Reorganization.  Shareholders of the Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

A.	METHOD AND COST OF SOLICITATION

This Proxy Statement is being sent to you in connection with the solicitation of proxies by the Board for use at the Special Meeting.  The Board has fixed the close of business on [   ], 2013, (the “Record Date”), as the record date for determining the shareholders of the Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof.  The Fund expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation may also include facsimile, Internet or oral communications by certain employees of Smith Group, who will not be paid for these services.  The Fund will not pay for the costs of the Reorganization or the Special Meeting.  Smith Group will bear the costs associated with the Reorganization, Special Meeting, and solicitation of proxies, including the cost of copying, printing and mailing proxy materials.

B.	RIGHT OF REVOCATION

Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Trust, by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting.  A prior proxy can also be revoked by proxy voting again on the Internet or through the toll-free number listed in the enclosed Voting Instructions.  If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof.  Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

C.	VOTING SECURITIES AND PRINCIPAL HOLDERS

Shareholders of the Fund at the close of business on the Record Date will be entitled to be present and vote at the Special Meeting.  As of that date, the following numbers of shares were outstanding for the Fund:

Shares Outstanding & Entitled to Vote (unaudited)
[ ]

There were no outstanding shares of the Acquiring Fund on the Record Date, as the Acquiring Fund had not yet commenced operations.

As of the Record Date, the Fund’s Class I shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned five percent or more of the Fund’s shares are set forth below:

Name and Address	No. of Shares Owned	% of Shares	Type of Ownership

[ ]	[ ]	[ ]%	Record

[ ]	[ ]	[ ]%	Record

[ ]	[ ]	[ ]%	Record

[As of the Record Date, the Officers and Trustees of the Trust, as a group, owned of record and beneficially less than 1% of the shares of the Fund.]

D.	INTEREST OF CERTAIN PERSONS IN THE TRANSACTION

The following persons may be deemed to have an interest in the Reorganization because each controls Smith Group.  Smith Group will provide investment management services to the Acquiring Fund. Future growth of the Acquiring Fund can be expected to increase the total amount of fees payable to Smith Group.

Name	Relationship to Smith Group
Stephen S. Smith	Chief Executive Officer and Chief Investment Officer
John D. Brim	Chief Financial Officer and Chief Compliance Officer

III.	FURTHER INFORMATION ABOUT THE FUND AND THE ACQUIRING FUND

Further information about the Fund is contained in the following documents:

•	Prospectus for the Smith Group Large Cap Core Growth Fund dated February 1, 2013; and

•	Statement of Additional Information for the Smith Group Large Cap Core Growth Fund dated February 1, 2013.

The Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2012, containing audited financial statements, and the Semi-Annual Report to Shareholders of the Fund for the six months ended March 31, 2013, containing unaudited financial statements, have been previously mailed to shareholders.  Copies of these documents are available upon request and without charge by writing to the Trust or by calling (888) 572-0968.
.
Shareholders may obtain a copy of the Acquiring Fund’s Prospectus and Statement of Additional Information by writing to the Acquiring Fund c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin 53202.  As the Acquiring Fund has not yet commenced operations as of the date of this Proxy Statement, annual and semi-annual reports relating to the Acquiring Fund are not available.

The Trust and MPS are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC.  Reports, proxy statements, registration statements and other information filed by the Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at certain regional offices of the SEC: Atlanta Regional Office, 3475 Lenox Road, NE., Suite 1000, Atlanta, Georgia 30326-1232; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110-1424; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604-2908; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, Texas 76102-6882; Los Angeles Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131-4901; New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281-1022; Philadelphia Regional Office, 701 Market Street, Suite 2000, Philadelphia, Pennsylvania 19106-1532; Salt Lake Regional Office, 15 West South Temple Street, Suite 1800, Salt Lake City, Utah 84101-1573; San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104-4716.  Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

IV.	MISCELLANEOUS ISSUES

A.	OTHER BUSINESS

The Board knows of no other business to be brought before the Special Meeting.  If any other matters come before the Meeting or any postponements or adjournments thereof, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.	NEXT MEETING OF SHAREHOLDERS

The Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act.  By observing this policy, the Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time.  If the Reorganization is not completed, the next meeting of the shareholders of the Fund will be held at such time as the Board may determine or at such time as may be legally required.  Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the Trust begins to print and mail its proxy, as determined by the Board, to be included in the Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.	LEGAL MATTERS

Certain legal matters in connection with the tax consequences of the Reorganization will be passed upon by Bernstein, Shur, Sawyer and Nelson, P.A.

D.	EXPERTS

The financial statements of the Fund for the year ended September 30, 2012, contained in the Trust’s 2012 Annual Report to Shareholders, have been audited by KPMG LLP, an independent registered public accounting firm, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given their authority as experts in accounting and auditing.

By Order of the Board of Trustees of DundeeWealth Funds

________________________________
David Lebisky, Secretary

[   ], 2013

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of this ____ day of __________, 2013, by and among MANAGED PORTFOLIO SERIES, a Delaware statutory trust, with its principal place of business at 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (“New Trust”), on behalf of its series, Smith Group Large Cap Core Growth Fund (“New Fund”), DUNDEEWEALTH FUNDS, a Delaware statutory trust, with its principal place of business at 1055 Westlakes Drive, Suite 301, Berwyn, Pennsylvania, 19312 (“Old Trust”), on behalf of its series, Smith Group Large Cap Core Growth Fund (“Old Fund”), and, solely for purposes of paragraph 6, SMITH ASSET MANAGEMENT GROUP, LP, the investment manager to the New Fund (“Smith Group”) with its principal place of business at 100 Crescent Court, Suite 1150, Dallas, Texas 75201.  (Each of New Trust and Old Trust is sometimes referred to herein as an “Investment Company,” and each of the New Fund and the Old Fund are sometimes referred to herein as a “Fund.”)  Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations of and by each Fund, and of and by each Investment Company, as applicable, on behalf of its Fund, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of each Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or Investment Company of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

New Fund and Old Fund wish to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of Treasury Regulations (“Regulations” Section 1.368-2(g)).  The reorganization will involve Old Fund converting from a series of Old Trust to a series of New Trust by (1) transferring all its assets to New Fund (which is being established solely for the purpose of acquiring those assets and continuing Old Fund’s business) in exchange solely for voting shares of beneficial interest (“shares”) in New Fund and New Fund’s assumption of all of Old Fund’s liabilities, (2) distributing those shares pro rata to Old Fund’s shareholders in exchange for their shares therein and in complete liquidation thereof, and (3) terminating Old Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving Old Fund and New Fund being referred to herein collectively as the “Reorganization”).

Each Investment Company’s board of trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of such Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and, in the case of Old Fund, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Old Fund currently offers one class of shares, designated Class I shares (“Old Fund Shares”).  Old Fund is also authorized to issue a second class of shares, Class II shares, but as of the date of this Agreement, Class II shares were not yet being offered to the public.  At the time of the Reorganization, New Fund will offer one class of shares, which will be designated Institutional Class shares (“New Fund Shares”). New Fund is also authorized to issue a second class of shares, Investor Class shares, which shall not be offered to the public until some time after the Reorganization.  The Old Fund Shares have substantially similar characteristics to the New Fund Shares.

In consideration of the mutual promises contained herein, the Investment Companies agree as follows:

1.           PLAN OF REORGANIZATION AND TERMINATION

1.1.           Subject to the requisite approval of Old Fund’s shareholders and the terms and conditions set forth herein, Old Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to New Fund.  In exchange therefore, New Fund shall:

(a)
Issue and deliver to Old Fund the number of full and fractional New Fund Shares equal in value to the value of full and fractional Old Fund Shares then outstanding (all references herein to “fractional” shares meaning fractions rounded to the third decimal place); and

(b)	Assume all of Old Fund’s liabilities as described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2           The Assets shall consist of all assets and property of every kind and nature of Old Fund at the Effective Time (as defined in paragraph 2.1), including, without limitation, all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records and any deferred and prepaid expenses shown as assets on Old Fund’s books.  Old Fund has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to New Trust.

1.3           The Liabilities shall consist of all of Old Fund’s liabilities, debts, obligations, and duties existing at the Effective Time, whether known or unknown, contingent, accrued, or otherwise, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by Smith Group pursuant to paragraph 6.  Notwithstanding the foregoing, Old Fund will, to the extent permissible and consistent with its investment objectives and policies, endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time (other than the obligations set forth in this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements).

1.4           At or before the Closing, New Fund shall redeem the Initial Shares (as defined in paragraph 5.5) for the amount at which they are issued pursuant to that paragraph.  At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute all the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in each case in constructive exchange therefor, and shall completely liquidate.  That distribution shall be accomplished by New Trust’s transfer agent opening accounts on New Fund’s shareholder records in the Shareholders’ names and transferring those New Fund Shares thereto.  Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional New Fund Shares equal in value to the value of full and fractional Old Fund Shares held by such Shareholder at the Effective Time.  All issued and outstanding Old Fund Shares, including any represented by certificates, shall simultaneously be canceled on Old Fund’s shareholder records.  New Trust shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

1.5           Any transfer taxes payable on the issuance and transfer of New Fund Shares in a name other than that of the registered holder on Old Fund’s shareholder records of the Old Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.6           Any reporting responsibility of Old Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain the responsibility of Old Fund, up to and including the Effective Time and such later date on which the Old Fund is dissolved, provided, however, that New Fund shall be responsible for filing any tax return covering a period that includes any period after the date of the Closing.

1.7           After the Effective Time, Old Fund shall not conduct any business except in connection with its dissolution and liquidation.  As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, Old Fund shall be terminated as a series of Old Trust.

2.           CLOSING AND EFFECTIVE TIME

2.1           Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern time) on_____________, 2014 (“Effective Time”).  The Closing shall be held at New Trust’s offices or at such other place as to which the Investment Companies agree.

2.2           Old Trust shall cause the custodian of Old Fund’s assets (“Old Custodian”) (a) to make Old Fund’s portfolio securities available to New Trust (or to its custodian (“New Custodian”), if New Trust so directs), for examination, no later than five business days preceding the Effective Time and (b) to transfer and deliver the Assets at the Effective Time to the New Custodian for New Fund’s account, as follows: (1) duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers, (2) by book entry, in accordance with the customary practices of Old Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which Old Fund’s assets are deposited, in the case of Old Fund’s portfolio securities and instruments deposited with those depositories, and (3) by wire transfer of federal funds in the case of cash.  Old Trust shall also direct the Old Custodian to deliver at the Closing an authorized officer’s certificate (a) stating that pursuant to proper instructions provided to the Old Custodian by Old Trust, the Old Custodian has delivered all of Old Fund’s portfolio securities, cash, and other Assets to the New Custodian for New Fund’s account and (b) attaching a schedule setting forth information (including adjusted basis and holding period, by lot) concerning the Assets.  The New Custodian shall certify to New Trust that such information, as reflected on New Fund’s books immediately after the Effective Time, does or will conform to that information as so certified by the Old Custodian.

2.3           Old Trust shall deliver, or shall direct its transfer agent to deliver, to New Trust at the Closing an authorized officer’s certificate listing the Shareholders’ names and addresses together with the number of full and fractional outstanding Old Fund Shares that each such Shareholder owns, at the Effective Time, certified by Old Trust’s Secretary or Assistant Secretary or by its transfer agent, as applicable.  New Trust shall direct its transfer agent to deliver at or as soon as reasonably practicable after the Closing an authorized officer’s certificate as to the opening of accounts on New Fund’s shareholder records in the names of the listed Shareholders and a confirmation, or other evidence satisfactory to Old Trust, that the New Fund Shares to be credited to Old Fund at the Effective Time have been credited to Old Fund’s accounts on those records.

2.4           Old Trust shall deliver to New Trust, within five days before the Closing, an authorized officer’s certificate listing each security, by name of issuer and number of shares, which is being carried on Old Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Old Fund.

2.5           At the Closing, each Investment Company shall deliver to the other (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents that the other Investment Company or its counsel reasonably requests and (b) a certificate executed in its name by its President or a Vice President or Treasurer, in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it has made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3.           REPRESENTATIONS AND WARRANTIES

3.1           Old Trust, on Old Fund’s behalf, represents and warrants to New Trust, on New Fund’s behalf, as follows:

(a)           Old Trust (1) is a trust operating under a written instrument or declaration of trust, the beneficial interest in which is divided into transferable shares (“Statutory Trust”), that is duly created, validly existing, and in good standing under the laws of Delaware (“Delaware”), and its Amended and Restated Agreement and Declaration of Trust currently in effect (“Old Trust Declaration”) and/or the Old Trust’s Certificate of Trust dated June 2, 2006, and each Certificate of Amendment thereto is on file with the Delaware Secretary of State; (2) is duly registered under the 1940 Act as an open-end management investment company; and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b)           Old Fund is a duly established and designated series of Old Trust;

(c)           The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Old Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of Old Trust, with respect to Old Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)           At the Effective Time, Old Trust will have good and marketable title to the Assets for Old Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, New Trust, on New Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”) except securities that are restricted to resale by their terms;

(e)           Old Trust, with respect to Old Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Old Trust Declaration or Old Trust’s By-Laws, currently in effect as of the date of this Agreement, (“Old Trust’s Amended and Restated Bylaws”), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Old Trust, on Old Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Old Trust, on Old Fund’s behalf, is a party or by which it is bound;

(f)           At or before the Effective Time, either (1) all material contracts and other commitments of Old Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements, in accordance with its investment objectives and policies) will terminate, or (2) provision for discharge and/or New Fund’s assumption of any liabilities of Old Fund thereunder will be made, without either Fund incurring any penalty with respect thereto and without diminishing or releasing any rights Old Trust may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g)           No litigation, administrative proceeding, action, or investigation by or before any court, governmental body, or arbitrator is presently pending or, to Old Trust’s knowledge, threatened against Old Trust, with respect to Old Fund or any of its properties or assets attributable or allocable to Old Fund, that, if adversely determined, would materially and adversely affect Old Fund’s financial condition or the conduct of its business; and Old Trust, on Old Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation, and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects either Old Fund’s business or Old Trust’s ability to consummate the transactions contemplated hereby;

(h)           Old Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended September 30, [...], [have/having] been audited by KPMG LLP, an independent registered public accounting firm, and the unaudited Statements for the six months ended March 31, 2013, are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and present fairly, in all material respects, Old Fund’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended, and there are no known contingent liabilities of Old Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at the respective dates that are not disclosed therein;

(i)           Since September 30, 201[2/3], there has not been any material adverse change in Old Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, nor any incurrence by Old Fund of indebtedness (except indebtedness incurred in connection with certain investments contracts, including options, futures, forward and swap contracts) maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Old Fund Share due to declines in market values of securities that Old Fund holds, the discharge of Old Fund liabilities, or the redemption of Old Fund Shares by its shareholders shall not constitute a material adverse change;

(j)           All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Old Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) have been filed and, and all federal and other taxes shown as due or required to be shown as due on those Returns have been paid or provision shall have been made for the payment thereof; to the best of Old Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Old Fund is in compliance in all material respects with all applicable Regulations under Chapters 3 and 61 of the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k)           Old Fund has properly elected to be treated as an association that is taxable as a corporation for federal tax purposes under Regulations § 301.7701-3; Old Fund is a “fund” (as defined in section 851(g)(2)) eligible for treatment as a separate corporation under section 851(g)(1)); for each taxable year of its operation, Old Fund has met the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has elected to be treated as such; Old Fund has been eligible to and has computed its federal income tax under section 852; Old Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l)           All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Old Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Old Fund’s shareholder records, as provided in paragraph 2.3; and Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor are there outstanding any securities convertible into any Old Fund Shares;

(m)           Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n)           Old Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o)           Old Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(p)           The information furnished by Old Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities laws and other laws and regulations; and the Registration Statement (as defined in paragraph 3.3(a)) (other than with respect to written information provided by New Trust for inclusion therein), on its effective date, at the Effective Time, and at the time of the Shareholders Meeting (as defined in paragraph 4.1), will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q)           The Old Trust Declaration permits Old Trust to invest, sell and reinvest in contracts for the future acquisition or delivery of equity, fixed income or other securities and securities of every nature and kind; Old Trust does not have a fixed pool of assets; and each series thereof (including Old Fund) is a managed portfolio of securities, and Smith Group, as sub-adviser to the Old Fund, has the authority to buy and sell securities for Old Fund;

(r)           Old Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to New Trust; and

(s)           The New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

3.2           New Trust, on New Fund’s behalf, represents and warrants to Old Trust, on Old Fund’s behalf, as follows:

(a)           New Trust (1) is a Statutory Trust that is duly created, validly existing, and in good standing under the laws of Delaware, and its Certificate of Trust dated January 27, 2011, and/or the Amended and Restated Agreement and Declaration of Trust dated May 4, 2011 (“New Trust Declaration”) is on file with Delaware Secretary of State, (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b)           At the Effective Time, New Fund will be a duly established and designated series of New Trust; New Fund has not commenced operations and will not do so until after the Closing; and, immediately before the Closing, New Fund will be a shell series of New Trust, without assets (except the amount paid for the Initial Shares if they have not already been redeemed by that time), liabilities, employees or business activities, and created for the purpose of acquiring the Assets, assuming the Liabilities, and continuing Old Fund’s business;

(c)           The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of New Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of New Trust, with respect to New Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)           Except for the Initial Shares (as defined in paragraph 5.5 and pursuant to paragraph 1.4), before the Closing, there will be no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) securities convertible into any New Fund Shares, or (4) any other securities issued by New Fund;

(e)           No consideration other than New Fund Shares (and New Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f)           New Trust, with respect to New Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the New Trust Declaration or New Trust’s Bylaws, effective May 4, 2011 (“New Trust’s Bylaws”), or any Undertaking to which New Trust, on New Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which New Trust, on New Fund’s behalf, is a party or by which it is bound;

(g)           No litigation, administrative proceeding, action, or investigation by or before any court, governmental body, or arbitrator is presently pending or, to New Trust’s knowledge, threatened against New Trust, with respect to New Fund or any of its properties or assets attributable or allocable to New Fund, that, if adversely determined, would materially and adversely affect the New Fund’s financial condition or the conduct of its business; and New Trust, on New Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects either New Fund’s business or New Trust’s ability to consummate the transactions contemplated hereby;

(h)           New Fund has properly elected to be treated as an association that is taxable as a corporation for federal tax purposes under Regulations §301.7701-3; New Fund has not filed any income tax return and will file its first federal income tax return after the completion of its first taxable year after the Effective Time as a RIC on Form 1120-RIC; New Fund will be a “fund” (as defined in section 851(g)(2)), eligible for treatment as a separate corporation under section 851(g)(1), and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; New Fund expects to meet the requirements of Subchapter M of the Code for qualification as a RIC for the taxable year in which the Reorganization occurs; New Fund will elect to be treated as such and expects to be eligible to compute its federal income tax under section 852 for such taxable year; and New Fund intends to continue to meet all of the requirements of Subchapter M for qualification as a RIC, to elect to be treated as such, and to be eligible to and to so compute its federal income tax, for the taxable year following that in which the Reorganization occurs;

(i)           The New Fund Shares to be issued and delivered to Old Fund, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will at the Effective Time have been duly authorized and duly registered under the federal securities laws, and appropriate notices respecting them will have been duly filed under applicable state securities laws, and (2) when so issued and delivered, will be duly and validly issued and outstanding New Fund Shares and will be fully paid and non-assessable by New Trust;

(j)           There is no plan or intention for New Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(k)           Immediately after the Effective Time, New Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l)           New Fund’s current prospectus and statement of additional information (1) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they are issued will not contain, and as may be supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(m)           The information furnished by New Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the Registration Statement (other than with respect to written information provided by Old Trust for inclusion therein), on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

(n)           The New Trust Declaration permits New Trust to invest, sell and reinvest in contracts for the future acquisition or delivery of equity, fixed income or other securities and securities of every nature and kind; New Trust does not have a fixed pool of assets; and each series thereof (including New Fund after it commences operations) is (or will be) a managed portfolio of securities, and Smith Group, as adviser to the New Fund, will have at the Effective Time the authority to buy and sell securities for it.

3.3           Each Investment Company, on its Fund’s behalf, represents and warrants to the other Investment Company, on its Fund’s behalf, as follows:

(a)           No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on its Fund’s behalf, except for (1) New Trust’s filing with the Commission of a registration statement on Form N-14 relating to the New Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b)           The fair market value of the New Fund Shares each Shareholder receives will be equal to the fair market value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;

(c)           The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d)           The fair market value of the Assets will equal or exceed the Liabilities to be assumed by New Fund and those to which the Assets are subject;

(e)           None of the compensation received by any Shareholder who is an employee of a service provider to Old Fund will be separate consideration for, or allocable to, any of the Old Fund Shares that Shareholder holds; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(f)           No expenses incurred by Old Fund or on its behalf in connection with the Reorganization will be paid or assumed by New Fund, Smith Group, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than New Fund Shares will be transferred to Old Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(g)           Immediately following consummation of the Reorganization, (1) the Shareholders will own all the New Fund Shares and will own those shares solely by reason of their ownership of the Old Fund Shares immediately before the Reorganization and (2) New Fund will hold the same assets – except for assets used to pay Fund expenses – and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for those expenses; and those excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) Old Fund makes immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

4.           COVENANTS

4.1           Old Trust covenants to call a meeting of Old Fund’s shareholders to consider and act on this Agreement and to take all reasonable actions necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

4.2           Old Trust covenants that it will assist New Trust in obtaining such information as the New Trust reasonably requests concerning the beneficial ownership of Old Fund Shares.

4.3           Old Trust covenants that it will turn over its books and records pertaining to Old Fund (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to New Trust at the Closing.

4.4           Each Investment Company covenants to cooperate with the other in preparing the Registration Statement on Form N-14 or N-1A in compliance with applicable federal and state securities laws.

4.5           Each Investment Company covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s) the other Investment Company deems necessary or desirable in order to vest in, and confirm to (a) New Trust, on New Fund’s behalf, title to and possession of all the Assets, and (b) Old Trust, on Old Fund’s behalf, title to and possession of the New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.6           New Trust covenants to use all reasonable efforts to obtain appropriate approvals and authorizations required by the 1933 Act, the 1940 Act in order to commence and continue New Fund’s operations after the Effective Time.

4.7           Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.           CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that must be satisfied at or before the Effective Time:

5.1           This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by Old Fund’s shareholders at the Shareholders Meeting;

5.2           All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby.  The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act.  The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act.  All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.3           At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4           The Investment Companies shall have received an opinion of Bernstein, Shur, Sawyer & Nelson, P.A. (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”).  In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 7, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it and any certificates delivered pursuant to paragraph 2.5(b).  The Tax Opinion shall be substantially to the effect that – based on the facts and assumptions stated therein and conditioned on those representations and warranties’ being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) -- for federal income tax purposes:

(a)           The transfer to New Fund of the Assets of Old Fund in exchange solely for New Fund Shares and New Fund’s assumption of the Liabilities, followed by Old Fund’s distribution of such New Fund shares pro rata to the Shareholders in exchange for their Old Fund Shares, will qualify as a “reorganization” within the meaning of section 368(a)(1)(F) of the Code, and each Fund will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

(b)           Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares;

(c)           New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

(d)           New Fund’s basis in each Asset will be the same as Old Fund’s basis therein immediately before the Reorganization, and New Fund’s holding period for each Asset will include Old Fund’s holding period therefor (except where New Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e)           A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

(f)           A Shareholder’s aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

(g)           The Reorganization will not result in the termination of Old Fund’s taxable year, and pursuant to Section 381 of the Code and Treasury Regulations thereunder, New Fund will succeed to and take into account the items of Old Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Notwithstanding subparagraphs (b), (d) and (e), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on Old Fund with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes upon transfer, notwithstanding generally applicable non-recognition rules;

5.5           Before the Closing, New Trust’s Board shall have authorized the issuance of, and New Trust shall have issued, one New Fund Share of New Fund (“Initial Shares”) to Smith Group or an affiliate thereof, in consideration of the payment of $10.00 (or other amount that Board determines), to vote on the investment management contract, distribution and service plan, and other agreements and plans referred to in paragraph 5.6 and to take whatever action it may be required to take as New Fund’s sole shareholder;

5.6           New Trust, on New Fund’s behalf, shall have entered into, or adopted, as appropriate, an investment management contract, a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for New Fund’s operation as a series of an open-end management investment company.  Each such contract, plan, and agreement shall have been approved by New Trust’s Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are Non-Interested Persons thereof and by Smith Group or its affiliate as New Fund’s sole shareholder; and

5.7           At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 5.1 and 5.4) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

6.           EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), Smith Group shall bear all Reorganization Expenses.  The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Old Fund’s prospectus supplements and the Registration Statement, and printing and distributing New Fund’s prospectus and Old Fund’s proxy materials, (2) legal and accounting fees, (3) transfer agent and custodian conversion costs, (4) transfer taxes for foreign securities, (5) proxy solicitation costs, and (6) expenses of holding the Shareholders Meeting (including any adjournments thereof).  Excluded from the foregoing list of Reorganization Expenses are liability insurance expenses covering the actions of the trustees and officers of the Old Trust with respect to the Old Fund, brokerage fees, travel expenses, and other similar expenses incurred in connection with the Reorganization, unless such expenses are expressly identified herein as Reorganization Expenses or all parties to this Agreement agree to treat them as such.  Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in the Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a reorganization within the meaning of Section 368(a) of the Code.

7.           ENTIRE AGREEMENT; NO SURVIVAL; CONFIDENTIALITY

7.1           Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies.  The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing; provided, however, that the covenants to be performed after the Closing, and the obligations of New Trust, on behalf of New Fund, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

7.2           Each Investment Company agrees to treat confidentially and as proprietary information of the other Investment Company all records and other information, including any information relating to portfolio holdings, of its Fund and not to use such records and information for any purpose other than the performance of its duties under this Agreement; provided, however, that after prior notification of and written approval by the Investment Company (which approval shall not be withheld if the other Investment Company would be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities having proper jurisdiction, and which approval shall not be withheld unreasonably in any other circumstance), an Investment Company may disclose such records and/or information as so approved.

8.           TERMINATION

This Agreement may be terminated at any time at or before the Closing:

8.1           By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before ______________, 2013, or such other date as to which the Investment Companies agree; or

8.2           By the Investment Companies’ mutual agreement.

In the event of termination under paragraphs 8.1(c) or (d) or 8.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

9.           AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time and in any manner on which they mutually agree in writing, notwithstanding Old Fund’s shareholders’ approval thereof; provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests and provided that no such amendment shall waive or modify the conditions set forth in paragraphs 5.1 and 5.4.

10.           SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11.           MISCELLANEOUS

11.1           This Agreement shall be governed by and construed in accordance with the internal laws of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.2           Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than New Trust, on New Fund’s behalf, or Old Trust, on Old Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3           Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than its Funds but are only binding on and enforceable against its property attributable to and held for the benefit of each of its Funds (“Fund Property”) and not its property attributable to and held for the benefit of any other series thereof.  Each Investment Company, in asserting any rights or claims under this Agreement on its or each of its Fund’s behalf, shall look only to the Fund Property of the other Investment Company in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

11.4           This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company.  The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

DUNDEEWEALTH FUNDS, on behalf of Old Fund

By:	____________________________________
Amy Duling
President

MANAGED PORTFOLIO SERIES, on behalf of New Fund

By:	____________________________________
James R. Arnold
President

Solely for purposes of paragraph 6,
Smith Asset Management Group, LP

By: _______________________________

APPENDIX B

ADDITIONAL SHAREHOLDER ACCOUNT INFORMATION FOR THE ACQUIRING FUND

[Pricing of Acquiring Fund Shares

The price of each class of the Acquiring Fund’s shares is based on its NAV.  The NAV of each class of the shares is calculated by dividing the total assets of each class, less the liabilities of each class, by the number of its shares outstanding of each class.  The NAV of each class is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m., Eastern time.  The NAV of each class will not be calculated nor may investors purchase Acquiring Fund shares on days that the NYSE is closed for trading (even though certain securities may trade on days the NYSE is closed (i.e., foreign or debt securities) and may have trading on such days to materially affect the NAV of each of the Acquiring Fund’s shares).

The Acquiring Fund’s assets are generally valued at their market price using valuations provided by independent pricing services. Fixed income securities with remaining maturities of 60 days or less are valued at amortized cost.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees of MPS.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause Smith Group to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Acquiring Fund is accurately priced.  The Board of Trustees of MPS will regularly evaluate whether the Acquiring Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Acquiring Fund and the quality of prices obtained through the application of such procedures by the MPS’ valuation committee.

When fair value pricing is employed, the prices of securities used by the Acquiring Fund to calculate its NAVs may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems Acquiring Fund shares when the Acquiring Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Acquiring Fund were using market value pricing.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Acquiring Fund’s NAVs are calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Acquiring Fund will value foreign securities at fair value, taking into account such events, in calculating the NAVs.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Acquiring Fund’s NAVs in advance of the time the NAVs are calculated.  The Acquiring Fund’s investments in smaller capitalization companies are more likely to require a fair value determination because they may be more thinly traded and less liquid than securities of larger companies.  Smith Group anticipates that the Acquiring Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.

How to Purchase Acquiring Fund Shares

Shares of the Acquiring Fund are purchased at the next NAV per share calculated plus any applicable sales charge after your purchase order is received in good order by the Acquiring Fund (as defined below).

Shares of the Acquiring Fund have not been registered for sale outside of the United States.  The Acquiring Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

A service fee, currently $25, as well as any loss sustained by the Acquiring Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Acquiring Fund and USBFS, the Acquiring Fund’s transfer agent (the “Transfer Agent”), will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your order will not be accepted until a completed account application (an “Account Application”) is received by the Acquiring Fund or the Transfer Agent.

Investment Minimums.  The minimum initial investment amount is $[   ] for the Institutional Class Shares.  The minimum investment amount for subsequent investments is $[100].  The Acquiring Fund reserves the right to waive the minimum initial investment or minimum subsequent investment amounts at its discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Purchases through Financial Intermediaries.  For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Acquiring Fund’s Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Acquiring Fund.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.  Financial intermediaries placing orders for themselves or on behalf of their customers should call the Acquiring Fund toll free at [   ], or follow the instructions listed in the following sections titled “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

If you place an order for the Acquiring Fund’s shares through a financial intermediary that is authorized by the Acquiring Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the applicable price next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to receive purchase and redemption orders on the Acquiring Fund’s behalf.

If your financial intermediary is not an Authorized Intermediary, your order will be processed at the applicable price next calculated after the Transfer Agent receives your order from your financial intermediary.  Your financial intermediary must agree to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.  Financial intermediaries that are not Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Acquiring Fund.

Purchase Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” generally means that your purchase request includes:

•	The name of the Acquiring Fund;
•	The class of shares to be purchased;
•	The dollar amount of shares to be purchased;
•	Your account application or investment stub; and
•	A check payable to the name of the Acquiring Fund or a wire transfer received by the Acquiring Fund.

Each account application (each an “Account Application”) to purchase Acquiring Fund shares is subject to acceptance by the Acquiring Fund and is not binding until so accepted.  The Acquiring Fund reserves the right to reject any Account Application or to reject any purchase order if, in its discretion, it is in the Acquiring Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Acquiring Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.  Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.

Upon acceptance by the Acquiring Fund, all purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at the applicable price next calculated after receipt.  Purchase requests received after the close of the NYSE (generally 4:00 p.m., Eastern time) will receive the next business day’s applicable price per share.

Purchase by Mail.  To purchase Acquiring Fund shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to the Acquiring Fund:

Regular Mail	Overnight or Express Mail
Smith Group Large Cap Core Growth Fund	Smith Group Large Cap Core Growth Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Acquiring Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Acquiring Fund.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Acquiring Fund will not accept payment in cash or money orders.  The Acquiring Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Acquiring Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Acquiring Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase by Wire.  If you are making your first investment in the Acquiring Fund, before you wire funds the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 877-SMITH65 (877-764-8465) to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Acquiring Fund, your name and your account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Smith Group Large Cap Core Growth Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Acquiring Fund and U.S. Bank, N.A., the Acquiring Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone. You may not make initial purchases of Acquiring Fund shares by telephone. If you have completed the “Telephone Options - Purchase Authorization” section of the Account Application, you may purchase additional shares by telephoning the Acquiring Fund toll free at 877-SMITH65 (877-764-8465).  This option allows investors to move money from their bank account to their Acquiring Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $100.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Acquiring Fund is not responsible for delays due to communications or transmission outages or failure.

Subsequent Investments.  The minimum subsequent investment amount is $[100].  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of subsequent investments.  You may add to your account at any time by purchasing shares by mail, by telephone or by wire.  You must call to notify the Acquiring Fund at 877-SMITH65 (877-764-8465) before wiring.  An investment stub, which is attached to your individual account statement, should accompany any investments made through the mail.  All subsequent purchase requests must include your shareholder account number.

Automatic Investment Plan.  For your convenience, the Acquiring Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Acquiring Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Acquiring Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date.  A fee will be charged if your bank does not honor the AIP draft for any reason.]

Anti-Money Laundering Program.  MPS has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	Full name;
•	Date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	Permanent street address (a P.O. Box number alone is not acceptable).

In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Acquiring Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Acquiring Fund within a reasonable time of the request or if the Acquiring Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 877-SMITH65 (877-764-8465).

Cancellations.  The Acquiring Fund will not accept a request to cancel a transaction once processing has begun.  Please exercise care when placing a transaction request.

How to Redeem Fund Shares

In general, orders to sell or “redeem” shares may be placed directly with the Acquiring Fund or through a financial intermediary.   You may redeem all or part of your investment in the Acquiring Fund’s shares on any business day that the Acquiring Fund calculates its NAVs.

However, if you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds.  You may redeem your Acquiring Fund shares at a price equal to the NAV per share next determined after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by the Acquiring Fund in good order after the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be processed on the next business day.

A redemption request will generally be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Acquiring Fund;
•	The class of shares to be redeemed;
•	The account number;
•	The share or dollar amount to be redeemed; and
•	Signatures by all shareholders on the account and signature guarantee(s), if applicable.

Certain redemption requests may require additional documentation.  Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Orders that do not have the required documentation will be rejected.

While redemption proceeds may be paid by check sent to the address of record, the Acquiring Fund is not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established bank account or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  Except as set forth below, proceeds will be paid within seven calendar days after the Acquiring Fund receives your redemption request.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Acquiring Fund shares or receive proceeds.  Specifically, the Acquiring Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Acquiring Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Acquiring Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders.  Your ability to redeem shares by telephone will be restricted for 15 days after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.

Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee of each owner is required in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address request has been received by the Transfer Agent within the last 15 days; and
•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Acquiring Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You may execute most redemptions by furnishing an unconditional written request to the Acquiring Fund to redeem your shares at the current applicable NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Smith Group Large Cap Core Growth Fund	Smith Group Large Cap Core Growth Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Acquiring Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Acquiring Fund.

Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Telephone Redemption.  If you have been authorized to perform telephone transactions (either by completing the required portion of your Account Application or by subsequent arrangement in writing with the Acquiring Fund), you may redeem shares, in amounts of $100,000 or less, by instructing the Acquiring Fund by telephone at 877-SMITH65 (877-764-8465).  A signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Acquiring Fund is not responsible for delays due to communication or transmission outages or failures.

Note:  Neither the Acquiring Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Acquiring Fund will use reasonable procedures, such as requesting that you correctly state:

•	Your Acquiring Fund account number;
•	The name in which your account is registered; or
•	The Social Security or taxpayer identification number under which the account is registered.

Systematic Withdrawal Program.  The Acquiring Fund offers a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Acquiring Fund shares with a value of at least $10,000, and the minimum payment amount is $100.  This program may be terminated or modified by the Acquiring Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Acquiring Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 877-SMITH65 (877-764-8465) for additional information regarding the SWP.

The Acquiring Fund’s Right to Redeem an Account.  The Acquiring Fund reserves the right to redeem the shares of any Institutional Class shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of the Acquiring Fund.  The Acquiring Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.

Redemption-in-Kind.  The Acquiring Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Acquiring Fund’s remaining shareholders), the Acquiring Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming from the Acquiring Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Acquiring Fund’s net assets, valued at the beginning of such period, the Acquiring Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Acquiring Fund’s net assets in securities instead of cash.  If the Acquiring Fund pays your redemption proceeds by a distribution of securities, you could incur taxes, brokerage commissions or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Cancellations.  The Acquiring Fund will not accept a request to cancel a transaction once processing has begun.  Please exercise care when placing a transaction request.

Dividends and Distributions

The Acquiring Fund will make distributions of net investment income and net capital gains, if any, at least annually, typically during the month of December. The Acquiring Fund may make additional distributions if deemed to be desirable at another time during the year.

All distributions will be reinvested in Acquiring Fund shares unless you choose one of the following options: (1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Acquiring Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Acquiring Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Acquiring Fund reserves the right to reinvest the distribution check in your account at the Acquiring Fund’s then current NAV per share and to reinvest all subsequent distributions.

Tools to Combat Frequent Transactions

The Acquiring Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Acquiring Fund’s investment program and create additional transaction costs that are borne by all of the Acquiring Fund’s shareholders.  The Board of Trustees of MPS has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Acquiring Fund takes steps to reduce the frequency and effect of these activities in the Acquiring Fund.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Acquiring Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Acquiring Fund applies all restrictions uniformly in all applicable cases.

Monitoring Trading Practices.  The Acquiring Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Acquiring Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Acquiring Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Acquiring Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Acquiring Fund in its sole discretion.  To minimize harm to the Acquiring Fund and its shareholders, the Acquiring Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Acquiring Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Acquiring Fund performance.

Fair Value Pricing.  The Acquiring Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees of MPS has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause Smith Group to believe that a security’s last sale price may not reflect its actual market value.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of MPS.  There can be no assurance that the Acquiring Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Acquiring Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in the Acquiring Fund’s Prospectus under the heading entitled “Pricing of Fund Shares.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Acquiring Fund handles, there can be no assurance that the Acquiring Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Acquiring Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Acquiring Fund cannot always detect frequent trading.  However, the Acquiring Fund will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Acquiring Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Acquiring Fund, at the Acquiring Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Acquiring Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Acquiring Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Acquiring Fund’s policies.  However, the Acquiring Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Acquiring Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Tax Consequences

Distributions of the Acquiring Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains and net gains from foreign currency transactions), if any, are generally taxable to the Acquiring Fund’s shareholders as ordinary income.  To the extent that the Acquiring Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  To the extent the Acquiring Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.

Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum rate of 20% for shareholders in the highest income tax bracket) regardless of the length of time that a shareholder has owned Acquiring Fund shares, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.

Beginning in 2013, pursuant to provisions of Health Care and Education Reconciliation Act, a 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.

You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Acquiring Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale or redemption.  The amount of the gain or loss and the applicable rate of federal income tax generally will depend upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and the amount of time the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Acquiring Fund shares within 30 days before or after redeeming other Acquiring Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

Shareholders will be advised annually as to the federal tax status of all distributions made by the Acquiring Fund for the preceding year.  Distributions by the Acquiring Fund may also be subject to state and local taxes.  Additional tax information may be found in the Acquiring Fund’s SAI.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Other Fund Policies

Telephone Transactions.  If you elect telephone privileges on the account application or in a letter to the Acquiring Fund, you may be responsible for any fraudulent telephone orders as long as the Acquiring Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Acquiring Fund by telephone, you may also mail the requests to the Acquiring Fund at the address listed previously in the “How to Purchase Shares” section.

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.

Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Acquiring Fund.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your financial intermediary for details.

Smith Group retains the right to close the Acquiring Fund (or partially close the Acquiring Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Acquiring Fund conditions, Smith Group may decide to close the Acquiring Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If the Acquiring Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding. In an effort to decrease costs, the Acquiring Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Acquiring Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 877-SMITH65 (877-764-8465) to request individual copies of these documents.  Once the Acquiring Fund receives notice to stop householding, the Acquiring Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

The Distributor

Quasar Distributors, LLC (the “Distributor”) is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Acquiring Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Payments to Financial Intermediaries

The Acquiring Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of Smith Group, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

Smith Group, out of its own resources and without additional cost to the Acquiring Fund or its shareholders, may provide additional cash payments to intermediaries who sell shares of the Acquiring Fund.  These payments and compensation are in addition to service fees paid by the Acquiring Fund, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of the Acquiring Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to the Acquiring Fund.  Smith Group may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.]

APPENDIX C

FINANCIAL HIGHLIGHTS

It is anticipated that following the Reorganization, the Smith Group Large Cap Core Growth Fund, a series of DundeeWealth Funds (the “Fund”) will be the accounting survivor of Smith Group Large Cap Core Growth Fund, a series of Managed Portfolio Series (the “Acquiring Fund”).  The following financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal periods indicated.  Certain information reflects financial results for a single Fund share outstanding for the entire period.  The total return presented in the table represents the rate that an investor would have earned on an investment in the Fund for the stated period, assuming the reinvestment of all Fund distributions.  Information for the fiscal years ended September 30, 2012 and September 30, 2011 has been audited by KPMG LLP, the independent registered public accounting firm of the Fund, whose report, together with the Fund’s financial statements, are included in the Annual Report to Shareholders of the DundeeWealth Funds, which is available free of charge upon request.  Information for the fiscal years prior to September 30, 2011 was audited by another registered public accounting firm.

Smith Group Large Cap Core Growth Fund, a series of DundeeWealth Funds, Class I Shares
	(Unaudited) Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010	2009	2008
Net asset value, beginning of year	$9.01		$7.15	$6.77	$6.31	$7.87	$10.31

Income (loss) from Investment Operations:

Net investment income (1)	0.06		0.04	0.05	0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.93		1.84	0.37	0.46	(1.56)	(2.43)
Total from investment operations	0.99		1.88	0.42	0.48	(1.54)	(2.41)

Less Distributions:

Dividends from net investment income	(0.07)		(0.02)	(0.04)	(0.02)	(0.02)	(0.03)
Total distributions	(0.07)		(0.02)	(0.04)	(0.02)	(0.02)	(0.03)

Redemption fees added to paid-in capital(1)	–		0.00 (4)	0.00 (4)	0.00 (4)	–	–

Net asset value, end of period	$9.93		$9.01	$7.15	$6.77	$6.31	$7.87

Total return	11.13	%(2)	26.37%	6.15%	7.64%	(19.59)%	(23.46)%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$61,168		$67,141	$52,671	$41,990	$26,880	$29,548
Operating expenses:
Before expense reimbursement/waiver	1.00	%(3)	1.06%	1.29%	1.99%	2.59%	2.59%
After expense reimbursement/waiver	0.79	%(3)	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income:
After expense reimbursement/waiver	1.31	%(3)	0.43%	0.61%	0.32%	0.35%	0.20%
Portfolio turnover rate	26.93	(2)	60.59%	84.41%	90.26%	138.18%	112.00%

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Non-annualized.
(3)	Annualized.
(4)	Amount represents less than $0.005.

C-1

small barcode here
PROXY CARD

DUNDEEWEALTH FUNDS
Smith Group Large Cap Core Growth Fund

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON [     ], 2014

The undersigned, revoking prior proxies, hereby appoints [ ] and [ ], and each of them, as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Smith Group Large Cap Core Growth Fund (the “Fund”) to be held at the offices of [insert address], on [ ], 2014 at [insert time] a.m. [time zone] time, or at any adjournment thereof, upon the Proposal described in the Notice of Meeting and accompanying Proxy Statement, which have been received by the undersigned.

This proxy is solicited on behalf of the Fund’s Board of Trustees, and the Proposal (set forth on the reverse side of this proxy card) has been unanimously approved by the Board of Trustees and recommended for approval by shareholders.

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The undersigned acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE	DATE

SIGNATURE (if held jointly)	DATE

Title – if a corporation, partnership or other entity

When properly executed, this proxy will be voted as indicated on the reverse side or “FOR” the Proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Meeting.

THREE OPTIONS FOR VOTING YOUR PROXY

1. Internet	Log on to www.[ ]. Make sure to have this proxy card available when you plan to vote your shares. You will need the control number found in the box at the right at the time you execute your vote.	CONTROL NUMBER

TAG ID:	BAR CODE	CUSIP: 123456789

2. Touchtone Phone	Simply dial toll-free [ ] and follow the automated instructions. Please have this proxy card available at the time of the call.
3. Mail	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on [    ], 2014

The proxy statement for this meeting is available at: www.[   ].

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY. EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

Smith Group Large Cap Core Growth Fund	PROXY CARD

TO VOTE, MARK ONE BOX IN BLUE OR BLACK INK. Example:	X

PROPOSAL:

FOR	AGAINST	ABSTAIN

1.  Approval of an Agreement and Plan of Reorganization and Termination providing for the sale of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, the Smith Group Large Cap Core Growth Fund (the “Acquiring Fund”), a newly-created series of Managed Portfolio Series, in exchange for the Acquiring Fund’s shares, which would be distributed pro rata by the Fund to the holders of its shares in complete liquidation of the Fund.

In their discretion, the named proxies may vote and otherwise represent the shareholder(s) on such other business as may properly come before the meeting or any postponement or adjournment thereof.
□	□	□

THANK YOU FOR VOTING

TAG ID:	BAR CODE	CUSIP: 123456789

STATEMENT OF ADDITIONAL INFORMATION

[   ], 2013

REORGANIZATION OF

SMITH GROUP LARGE CAP CORE GROWTH FUND
A series of DundeeWealth Funds

IN EXCHANGE FOR SHARES OF

SMITH GROUP LARGE CAP CORE GROWTH FUND
A series of Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Telephone:  877-SMITH65 (877-764-8465)

This Statement of Additional Information (“SAI”) is not a prospectus.  A proxy statement/prospectus dated [   ], 2013 (the “Proxy Statement/Prospectus”) related to the above referenced matter may be obtained from Managed Portfolio Series (“MPS”), on behalf of the Smith Group Large Cap Core Growth Fund (the “Acquiring Fund”), by writing or calling MPS at the address and telephone number shown above.  This SAI should be read in conjunction with such Proxy Statement/Prospectus.

Because the Acquiring Fund has not yet commenced operations, no annual or semi-annual reports to shareholders are available.  For the same reason, no pro forma financial statements are provided in this SAI in connection with the proposed reorganization mentioned above.  This SAI has been incorporated by reference into the Proxy Statement/Prospectus.

1.	The Statement of Additional Information for the Smith Group Large Cap Core Growth Fund, a series of DundeeWealth Funds, dated February 1, 2013.
2.	The Statement of Additional Information for the Smith Group Large Cap Core Growth Fund, a series of Managed Portfolio Series, dated [ ], 2013.
3.
The unaudited financial statements of the Smith Group Large Cap Core Growth Fund, a series of DundeeWealth Funds, contained in the Semi-Annual Report to Shareholders of the DundeeWealth Funds for the fiscal period ended March 31, 2013.

Incorporation by Reference

The following documents are incorporated by reference into this SAI:

•
The Statement of Additional Information of the Smith Group Large Cap Core Growth Fund, a series of DundeeWealth Funds, dated February 1, 2013 is incorporated by reference to the DundeeWealth Funds’ Registration Statement on Form N-1A (File No. 333-135371) filed on January 28, 2013.

•
The unaudited financial statements of the Smith Group Large Cap Core Growth Fund, a series of DundeeWealth Funds, are incorporated by reference to the Semi-Annual Report to Shareholders of the DundeeWealth Funds dated March 31, 2013, filed on Form N-CSR (File No. 333-135371) on June 7, 2013.

•
The Statement of Additional Information of the Smith Group Large Cap Core Growth Fund, dated [   ], 2013, is incorporated by reference to MPS’ Registration Statement on Form N-1A (File No. 333-172080) filed on [    ], 2013.

Part B

OTHER INFORMATION

Item 15.  Indemnification

Reference is made to Article VII of Managed Portfolio Series’ (“MPS” or the “Registrant”) Amended and Restated Agreement and Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 333-172080) on May 5, 2011).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 16.  Exhibits

Exhibit No.	Exhibit
(1)	Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(2)	Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(3)	Not Applicable
(4)	Form of Agreement and Plan of Reorganization – filed as Appendix A to Part A
(5)	Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(6)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Smith Group Large Cap Core Growth Fund, and Smith Asset Management Group, L.P. – filed herewith
(7)	Form of Distribution Agreement between the Registrant, on behalf of the Smith Group Large Cap Core Growth Fund, and Quasar Distributors, LLC – filed herewith
(8)	Not Applicable
(9)(a)	Custody Agreement between the Registrant and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(9)(b)	Form of Fourteenth Amendment to the Custody Agreement between the Registrant and U.S. Bank, National Association – filed herewith

Part C

(10)(a)
Amended and Restated Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 27, 2013

(10)(b)
Amended and Restated Rule 18f-3 Plan – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 27, 2013

(11)	Opinion and Consent by Bernstein, Shur, Sawyer & Nelson, P.A. for the Smith Group Large Cap Core Growth Fund regarding the legality of securities being registered – filed herewith
(12)	Form of Opinion and Consent of Bernstein, Shur, Sawyer & Nelson, P.A. regarding certain tax matters – filed herewith
(13)(a)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(13)(b)	Form of Fourteenth Amendment to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – filed herewith
(13)(c)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(13)(d)	Form of Fourteenth Amendment to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – filed herewith
(13)(e)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.

(13)(f)	Form of Fourteenth Amendment to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – filed herewith
(13)(g)	Form of Operating Expenses Limitation Agreement between the Registrant, on behalf of the Smith Group Large Cap Core Growth Fund, and Smith Group Asset Management, L.P. – filed herewith
(14)	Consent of Independent Registered Public Accounting Firm – filed herewith
(15)	Not Applicable
(16)	Powers of Attorney for Roel C. Campos, Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson – filed herewith
(17)(a)
Prospectus of the Smith Group Large Cap Core Growth Fund dated February 1, 2013, as supplemented September 12, 2013 – incorporated herein by reference to DundeeWealth Funds’(File No. 333-135371) Registration Statement on Form N-1A filed on January 28, 2013

(17)(b)
Statement of Additional Information of the Smith Group Large Cap Core Growth Fund dated February 1, 2013, as supplemented September 12, 2013 – incorporated herein by reference to DundeeWealth Funds’(File No. 333-135371) Registration Statement on Form N-1A filed on January 28, 2013

(17)(c)
Audited financial statements of the Smith Large Cap Core Growth Fund, a series of DundeeWealth Funds, contained in the Annual Report of the Smith Large Cap Core Growth Fund dated September 30, 2012 – incorporated herein by reference to DundeeWealth Funds’(File No. 333-135371) Form N-CSR filed on December 12, 2012

Part C

(17)(d)
Prospectus of the Smith Large Cap Core Growth Fund dated [   ] – incorporated herein by reference from Post-Effective Amendment No. [  ] to Registrant’s Registration Statement on Form N-1A filed with the SEC on [   , 2013]

(17)(e)
Statement of Additional Information of the Smith Large Cap Core Growth Fund dated [   ] – incorporated herein by reference from Post-Effective Amendment No. [  ] to Registrant’s Registration Statement on Form N-1A filed with the SEC on [   , 2013]

(17)(f)	Form of Proxy – filed with Part A following the Proxy Statement/Prospectus and its appendices

Item 17.  Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

Part C

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin on the 30th day of September, 2013.

Managed Portfolio Series

By: /s/ James R. Arnold
James R. Arnold
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on September 30, 2013 by the following persons in the capacities indicated:

	Signature	Title

	Roel C. Campos *	Trustee
Roel C. Campos

	Robert J. Kern *	Trustee
Robert J. Kern

	David A. Massart *	Trustee
David A. Massart

	Leonard M. Rush *	Trustee
Leonard M. Rush

	David M. Swanson *	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In Fact pursuant to Power of Attorney

Part C

INDEX TO EXHIBITS

Exhibit No.	Description
(6)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Smith Group Large Cap Core Growth Fund, and Smith Asset Management Group, L.P.
(7)	Form of Distribution Agreement between the Registrant, on behalf of the Smith Group Large Cap Core Growth Fund, and Quasar Distributors, LLC
(9)(b)	Form of Fourteenth Amendment to the Custody Agreement between the Registrant and U.S. Bank, National Association
(11)	Opinion and Consent by Bernstein, Shur, Sawyer & Nelson, P.A. for the Smith Group Large Cap Core Growth Fund regarding the legality of securities being registered
(12)	Form of Opinion and Consent of Bernstein, Shur, Sawyer & Nelson, P.A. regarding certain tax matters
(13)(b)	Form of Fourteenth Amendment to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC
(13)(d)	Form of Fourteenth Amendment to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC
(13)(f)	Form of Fourteenth Amendment to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC
(13)(g)	Form of Operating Expenses Limitation Agreement between the Registrant, on behalf of the Smith Group Large Cap Core Growth Fund, and Smith Group Asset Management, L.P.
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney for Roel C. Campos, Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson

Part C